UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC INVESTOR FUNDS

(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

HSBC INVESTOR GROWTH FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Value ($)

Investment Company— 99.9%
Affiliated Investment Companies— 99.9%
HSBC Investor Growth Portfolio	57,397,409

TOTAL INVESTMENTS — 99.9%	57,397,409

Percentages indicated are based on net assets of $57,469,368.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 96.9%
Consumer Discretionary – 15.4%
Aaron’s, Inc.	4,650	129,549
BorgWarner, Inc. (a)	4,900	171,941
Chipotle Mexican Grill, Inc., Class A (a)	2,100	202,566
DeVry, Inc.	2,900	177,074
Discovery Communications, Inc., Class A (a)	2,650	78,599
Discovery Communications, Inc., Class C (a)	4,050	106,353
GameStop Corp., Class A (a)	6,325	125,045
Genuine Parts Co.	4,600	173,328
Guess?, Inc.	3,000	119,130
Liberty Media-Starz, Series A (a)	3,250	152,425
LKQ Corp. (a)	16,675	312,656
Morningstar, Inc. (a)	2,300	108,698
New Oriental Education & Technology Group, Inc. ADR (a)	1,450	98,600
O’Reilly Automotive, Inc. (a)	4,700	177,660
Penn National Gaming, Inc. (a)	3,700	99,826
Tupperware Brands Corp.	4,200	178,332
VF Corp.	1,100	79,233

		2,491,015

Consumer Staples – 4.7%
Central European Distribution Corp. (a)	6,275	201,114
Church & Dwight Co., Inc.	3,400	204,986
Flowers Foods, Inc.	7,025	170,637
J.M. Smucker Co. (The)	3,050	183,214

		759,951

Energy – 7.1%
Arena Resources, Inc. (a)	4,100	157,194
Atlas Energy, Inc. (a)	7,462	225,725
Core Laboratories N.V.	2,525	295,299
Denbury Resources, Inc. (a)	11,350	153,793
Oil States International, Inc. (a)	3,425	126,177
Southwestern Energy Co. (a)	4,550	195,104

		1,153,292

Financials – 15.8%
Affiliated Managers Group, Inc. (a)	3,200	193,824
Annaly Capital Management, Inc.	16,950	294,591
Axis Capital Holdings Ltd.	6,727	193,738
Corporate Office Properties Trust	4,100	146,329
Digital Realty Trust, Inc.	5,150	247,200
Eaton Vance Corp.	5,525	159,175
Essex Property Trust, Inc.	1,850	147,426
Fifth Third Bancorp	14,950	185,978
FirstMerit Corp.	5,400	110,646
Lazard Ltd., Class A	4,000	154,160
Lincoln National Corp.	8,150	200,327
People’s United Financial, Inc.	9,500	153,615
Proassurance Corp. (a)	4,400	223,344
Signature Bank (a)	4,000	138,320

		2,548,673

Health Care – 11.6%
Amedisys, Inc. (a)	3,150	173,092
BioMarin Pharmaceuticals, Inc. (a)	11,200	217,616
Catalyst Health Solutions, Inc. (a)	2,450	96,359
Coventry Health Care, Inc. (a)	2,350	53,768
DaVita, Inc. (a)	3,350	200,196
Haemonetics Corp. (a)	3,150	178,321
Hologic, Inc. (a)	4,726	71,221
Humana, Inc. (a)	1,650	80,223
Intuitive Surgical, Inc. (a)	350	114,821
Laboratory Corp. of America Holdings (a)	2,425	172,417
Masimo Corp. (a)	3,300	91,608
ResMed, Inc. (a)	4,650	237,801
Techne Corp.	675	44,294
West Pharmaceutical Services, Inc.	3,850	139,871

		1,871,608

Industrials – 13.3%
AGCO Corp. (a)	1,800	55,638
American Superconductor Corp. (a)	3,650	138,773
Corrections Corp. of America (a)	9,225	172,600
Eaton Corp.	1,600	97,984
Elbit Systems Ltd.	600	37,452
Flowserve Corp.	2,550	229,933
IHS, Inc., Class A (a)	4,700	241,768
ITT Corp.	2,500	120,775
Kansas City Southern (a)	2,750	81,675
L-3 Communications Holdings, Inc.	1,550	129,177
Lincoln Electric Holdings, Inc.	3,100	151,373
Precision Castparts Corp.	950	99,988
Ritchie Brothers Auctioneers, Inc.	6,225	130,849
Stericycle, Inc. (a)	3,925	207,750
URS Corp. (a)	2,750	123,420
Valmont Industries, Inc.	1,950	135,447

		2,154,602

Information Technology – 15.6%
Akamai Technologies, Inc. (a)	3,800	93,860
ARM Holdings plc ADR	9,500	86,165
Check Point Software Technologies Ltd. (a)	6,400	204,672
Cognizant Technology Solutions Corp. (a)	7,675	335,090
Cree, Inc. (a)	5,900	329,869
FactSet Research Systems, Inc.	2,200	138,600
Fiserv, Inc. (a)	3,950	177,908
Itron, Inc. (a)	2,500	153,850
McAfee, Inc. (a)	3,950	148,915
Microchip Technology, Inc.	7,100	183,251
MICROS Systems, Inc. (a)	5,650	161,477
Solera Holdings, Inc.	6,000	198,660
Sybase, Inc. (a)	5,200	211,484
Teradata Corp. (a)	3,850	107,685

		2,531,486

Materials – 4.6%
Airgas, Inc.	4,100	173,266
Compass Minerals International, Inc.	2,400	151,296
Crown Holdings, Inc. (a)	10,050	239,291
Valspar Corp. (The)	6,750	178,740

		742,593

Telecommunications – 2.4%
American Tower Corp., Class A (a)	5,900	250,455

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR MID-CAP FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

NII Holdings, Inc. (a)	4,300	140,782

		391,237

Utilities – 6.4%
EQT Corp.	5,875	258,617
ITC Holdings Corp.	3,675	197,421
Northeast Utilities	9,525	241,173
NorthWestern Corp.	7,450	182,153
Portland General Electric Co.	7,800	152,100

		1,031,464

TOTAL COMMON STOCKS (COST $14,098,161)		15,675,921

Investment Companies – 4.5%
Midcap SPDR Trust Series 1	1,260	160,650
Northern Institutional Diversified Assets Portfolio - Class I Shares, 0.01% (b)	573,901	573,901

TOTAL INVESTMENT COMPANIES (COST $739,245)		734,551

TOTAL INVESTMENTS (COST $14,837,406) — 101.4%		16,410,472

Percentages indicated are based on net assets of $16,176,927.
ADR	American Depositary Receipt
plc	Public Limited Company
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR OPPORTUNITY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Value ($)

Investment Company— 100.2%
Affiliated Investment Companies— 100.2%
HSBC Investor Opportunity Portfolio	11,226,862

TOTAL INVESTMENTS — 100.2%	11,226,862

Percentages indicated are based on net assets of $11,208,383.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR OVERSEAS EQUITY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Value ($)

Investment Company— 99.5%
Affiliated Investment Companies— 99.5%
HSBC Investor International Equity Portfolio	6,366,274

TOTAL INVESTMENTS — 99.5%	6,366,274

Percentages indicated are based on net assets of $6,398,303.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Value ($)

Investment Company— 99.7%
Affiliated Investment Companies— 99.7%
HSBC Investor Value Portfolio	30,149,403

TOTAL INVESTMENTS — 99.7%	30,149,403

Percentages indicated are based on net assets of $30,230,213.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 60.6%
California – 60.6%
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.21%, 12/15/32, (Credit Support FNMA) (a)	1,000,000	1,000,000
ABAG Finance Authority for Nonprofit Corps. Multi-family Revenue, Series A, 0.26%, 12/15/32, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,100,000	1,100,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.20%, 7/1/35, (LOC Wells Fargo Bank N.A., U.S. Bank N.A.) (a)	1,500,000	1,500,000
ABAG Finance Authority for Nonprofit Corps. Revenue, 0.17%, 9/1/35, (LOC Bank of New York) (a)	775,000	775,000
Anaheim California Union High School District Certificates of Participation, 0.22%, 9/1/21, (Credit Support AGM, SPA Wachovia Bank N.A.) (a)	1,000,000	1,000,000
Anaheim California Union High School District Certificates of Participation, 0.22%, 9/1/29, (Credit Support AGM, SPA First Union National Bank) (a)	1,485,000	1,485,000
Beaumont California Utility Authority Revenue, Series A, 0.20%, 9/1/41, (LOC Union Bank of California N.A., California State Teacher’s Retirement) (a)	1,855,000	1,855,000
California Health Facilities Financing Authority Revenue, Series A, 0.14%, 8/1/21, (LOC U.S. Bank N.A.) (a)	500,000	500,000
California Health Facilities Financing Authority Revenue, Series F, 0.15%, 10/1/31, (LOC Northern Trust Co.) (a)	975,000	975,000
California Health Facilities Financing Authority Revenue, Series A-2, 0.16%, 11/15/40, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Revenue, 0.15%, 11/15/37, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,500,000	1,500,000
California Municipal Finance Authority Revenue, 0.18%, 7/1/38, (LOC U.S. Bank N.A.) (a)	1,500,000	1,500,000
California Pollution Control Financing Authority Revenue, Series C, 0.19%, 11/1/17, AMT, (LOC BNP Paribas) (a)	1,000,000	1,000,000

California State Department of Water Resources Power Supply Revenue, 0.15%, 5/1/11, (LOC Lloyds TSB Bank plc) (a)	2,000,000	2,000,000
California State Economic Development Financing Authority IDR, 0.26%, 4/1/16, AMT, (LOC Wells Fargo Bank N.A.) (a)	500,000	500,000
California Statewide Communities Development Authority Multi- family Housing Revenue, Series 00, 0.24%, 8/1/39, AMT, (LOC Citibank N.A.) (a)	405,000	405,000
California Statewide Communities Development Authority Multi- family Revenue, Series BB, 0.24%, 12/1/34, AMT, (LOC Citibank N.A.) (a)	860,000	860,000
California Statewide Communities Development Authority Revenue, 0.21%, 5/1/25, (LOC Bank of New York) (a)	1,065,000	1,065,000
California Statewide Communities Development Authority Revenue, Series A, 0.18%, 3/1/31, (LOC BNP Paribas) (a)	1,000,000	1,000,000
California Statewide Communities Development Authority Revenue, Series B, 0.15%, 8/15/36, (LOC UBS AG) (a)	1,500,000	1,500,000
Hemet California Unified School District Certificates of Participation, 0.20%, 10/1/36, (LOC State Street B&T Co.) (a)	1,445,000	1,445,000
Hesperia California Unified School District Certificates of Participation, 0.55%, 2/1/18, (Credit Support AGM, SPA Dexia Bank) (a)	1,100,000	1,100,000
Irvine Public Facilities & Infrastructure Authority Lease Revenue, 0.70%, 11/1/10, (LOC State Street B&T Co.) (a)	460,000	460,000
Los Angeles California Multi-family Revenue, Series B, 0.20%, 3/15/34, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
Los Angeles California Wastewater System Revenue, Series A, 0.20%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-3, 0.20%, 7/1/25, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,500,000	1,500,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
California, continued
Los Angeles County California Metropolitan Transportation Authority Sales Tax Revenue, Series C-4, 0.22%, 7/1/25, (LOC U.S. Bank N.A.) (a)	1,600,000	1,600,000
Los Angeles Unified School District Certificates of Participation, Series A, 0.19%, 12/1/17, (LOC Bank of New York) (a)	800,000	800,000
Morgan Hill Redevelopment Agency Tax Allocation, 0.15%, 9/1/33, (LOC Scotiabank) (a)	1,000,000	1,000,000
Oakland-Alameda County California Coliseum Authority Lease Revenue, Series C-1, 0.20%, 2/1/25, (LOC Bank of New York, California State Teacher’s Retirement) (a)	1,600,000	1,600,000
Otay California Water District Certificates of Participation, 0.20%, 9/1/26, (LOC Landesbank Hessen-Thuringen) (a)	1,000,000	1,000,000
Oxnard California Housing Finance Authority Multi-family Housing Revenue, Series A, 0.24%, 12/1/20, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,000,000	1,000,000
Perris California Union High School District Certificates of Participation, 0.55%, 9/1/33, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,500,000	1,500,000
Pleasanton California Certificates of Participation, 0.16%, 11/1/40, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
Riverside County California Certificates of Participation, 0.17%, 12/1/15, (LOC State Street B&T Co.) (a)	2,800,000	2,800,000
Riverside County California Housing Authority Multi-family Housing Mortgage Revenue, Series A, 0.16%, 8/1/25, (LOC Redlands Federal S&L, FHLB) (a)	1,275,000	1,275,000
San Bernardino County California Certificates of Participation, 0.15%, 7/1/15, (LOC BNP Paribas) (a)	800,000	800,000
San Jacinto California Unified School District Certificates of Participation, 0.22%, 10/1/28, (LOC AGM, SPA Wachovia Bank N.A.) (a)	1,100,000	1,100,000
San Jose California Redevelopment Agency Revenue, Series B, 0.26%, 8/1/32, (LOC JP Morgan Chase Bank) (a)	800,000	800,000

San Rafael California Redevelopment Agency Multi-family Revenue, Series A, 0.23%, 9/1/31, (LOC Citibank N.V.) (a)	500,000	500,000
South Bay California Regional Public Communications Authority Revenue, Series C, 0.15%, 1/1/31, (LOC Bank of America N.A.) (a)	1,170,000	1,170,000
Stockton California Public Financing Authority Lease Revenue, Series A, 0.55%, 9/1/48, (LOC Assured Guaranty, SPA Dexia Credit Local) (a)	1,400,000	1,400,000
Three Valleys California Municipal Water District Certificates of Participation, 0.21%, 11/1/14, (LOC Wells Fargo Bank N.A.) (a)	1,000,000	1,000,000
Tracy California Multi-family Housing Revenue, Series A, 0.17%, 5/1/15, (LOC FHLMC) (a)	1,700,000	1,700,000
Walnut Creek California Multi- family Housing Revenue, 0.17%, 4/1/27, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	1,000,000	1,000,000
Whittier California Health Facility Revenue, Series B, 0.15%, 6/1/36, (LOC U.S. Bank N.A.) (a)	1,000,000	1,000,000

		52,570,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $52,570,000)		52,570,000

Municipal Bonds – 6.2%
California – 4.0%
California Infrastructure & Economic Development Bank Revenue, 5.50%, 6/1/13, (Credit Support NATL-RE)	750,000	770,442
California State Economic Recovery, Series A, 5.00%, 7/1/10, (Credit Support NATL-RE)	205,000	208,985
California State Economic Recovery, Series B, 4.00%, 7/1/23, prerefunded 3/1/10 @ 100	1,000,000	1,002,872
California State GO, 5.25%, 9/1/18, prerefunded 9/1/10 @ 100	1,000,000	1,027,941
California State GO, 5.25%, 9/1/30, (Credit Support FGIC), prerefunded 9/1/10 @ 100	450,000	463,022

		3,473,262

Puerto Rico – 2.2%
Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 5.50%, 10/1/19, prerefunded 10/1/10 @ 101	300,000	313,312

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Puerto Rico, continued
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded 10/1/10 @ 101	1,500,000	1,567,181

		1,880,493

TOTAL MUNICIPAL BONDS (COST $5,353,755)		5,353,755

Commercial Paper And Notes – 23.7%
California – 23.7%
California Pollution Control Financing Authority Revenue, 0.20%, 3/3/10 (LOC BP plc)	1,750,000	1,750,000
City of San Jose California, 0.26%, 3/9/10 (LOC JP Morgan Chase Bank, Dexia Bank, Bank of America)	2,000,000	2,000,000
Los Angeles Municipal Improvement, 0.32%, 3/1/10 (LOC Westdeutsche Landesbank, Bayerische Landesbank, JP Morgan Chase Bank)	3,000,000	3,000,000
Orange County Local Transit, 0.13%, 3/3/10 (LOC Dexia Bank, Bank of America, BNP Paribas, JP Morgan Chase Bank)	3,000,000	3,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority, 0.28%, 4/6/10 (LOC BNP Paribas, Lloyds)	2,000,000	2,000,000
Riverside County Teeter Finance, 0.26%, 3/10/10 (LOC Bank of Nova Scotia)	2,000,000	2,000,000
San Diego County Regional Airport, 0.37%, 3/2/10 (Lloyds Bank)	750,000	750,000
San Diego County Regional Airport, 0.40%, 6/1/10 (LOC Lloyds Bank)	1,500,000	1,500,000
San Francisco Airport, 0.32%, 2/4/10 (LOC State Street Bank)	1,600,000	1,600,000
San Gabriel Valley Government, 0.22%, 3/1/10 (LOC Bayerische Landesbank)	2,000,000	2,000,000
San Joaquin County Transportation Authority, 0.24%, 4/7/10 (LOC Citibank N.A.)	1,000,000	1,000,000

		20,600,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $20,600,000)		20,600,000

Investment Companies – 0.9%
BlackRock Liquidity Funds California Money Fund Portfolio, Institutional Shares, 0.13% (b)	720,000	720,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.01% (b)	99,580	99,580

TOTAL INVESTMENT COMPANIES (COST $819,580)		819,580

TOTAL INVESTMENTS (COST $79,343,335) — 91.4%		79,343,335

Percentages indicated are based on net assets of $86,812,006.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDR	Industrial Development Revenue
LOC	Letter of Credit
plc	Public Limited Company
SPA	Standby Purchase Agreement
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 84.7%
New York – 84.7%
Dutchess County IDA Civic Facility Revenue, Series A, 0.17%, 7/1/38, (LOC Toronto Dominion Bank N.A.) (a)	5,000,000	5,000,000
Franklin County IDA Civic Facility Revenue, 0.17%, 5/1/19, (LOC Fleet National Bank) (a)	2,325,000	2,325,000
Long Island Power Authority Electrical Systems Revenue, 0.21%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	8,930,000	8,930,000
Long Island Power Authority Electrical Systems Revenue, Series 2, Sub-series 2-B, 0.21%, 5/1/33, (LOC Bayerische Landesbank) (a)	4,400,000	4,400,000
Long Island Power Authority Electrical Systems Revenue, Series D, 0.21%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	5,000,000	5,000,000
Long Island Power Authority Electrical Systems Revenue, Series J, 0.18%, 12/1/29, (Credit Support AGM, SPA Dexia Credit Local) (a)	6,000,000	6,000,000
Metropolitan Transportation Authority Revenue, Series D-1, 0.30%, 11/1/29, (Credit Support AGM, SPA Westdeutsche Landesbank) (a)	11,000,000	11,000,000
Metropolitan Transportation Authority Revenue, Sub-series B-1, 0.20%, 11/1/34, (LOC Scotiabank) (a)	2,900,000	2,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-2, 0.20%, 11/1/34, (LOC BNP Paribas) (a)	2,900,000	2,900,000
Metropolitan Transportation Authority Revenue, Sub-series B-3, 0.20%, 11/1/34, (LOC Lloyds TSB Bank plc) (a)	2,900,000	2,900,000
Metropolitan Transportation Authority Revenue, Sub-series D- 2, 0.20%, 11/1/35, (LOC Landesbank Hessen-Thuringen) (a)	5,000,000	5,000,000
Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 0.23%, 11/1/31, (Credit Support AGM, SPA Dexia Credit Local) (a)	4,970,000	4,970,000
Monroe County IDA Civic Facility Revenue, 0.19%, 1/15/32, (LOC JP Morgan Chase Bank) (a)	4,945,000	4,945,000
Monroe County IDA Civic Facility Revenue, 0.20%, 4/1/35, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000
Monroe County IDA Civic Facility Revenue, 0.19%, 6/1/36, (LOC JP Morgan Chase Bank) (a)	3,800,000	3,800,000

Monroe County IDA Civic Facility Revenue, 0.25%, 2/1/38, (LOC JP Morgan Chase Bank) (a)	1,900,000	1,900,000
Monroe County IDA Civic Facility Revenue, 0.20%, 4/1/38, (LOC JP Morgan Chase Bank) (a)	2,200,000	2,200,000
Nassau County IDA Civic Facility Revenue, 0.26%, 6/1/19, (LOC Fleet Bank N.A.) (a)(b)	1,530,000	1,530,000
Nassau Health Care Corp. Revenue, 0.16%, 8/1/29, (LOC TD Bank N.A.) (a)	2,000,000	2,000,000
Nassau Health Care Corp. Revenue, Sub-series B-2, 0.16%, 8/1/29, (Credit Support County Guaranteed, LOC TD Bank N.A.) (a)	5,000,000	5,000,000
Nassau Health Care Corp. Revenue, Sub-series D-2, 0.20%, 8/1/29, (Credit Support County Guaranteed, LOC JP Morgan Chase Bank) (a)	5,000,000	5,000,000
New York City Capital Resources Corp. Revenue, Series B1, 0.17%, 7/1/37, (LOC Bank of America N.A.) (a)	2,000,000	2,000,000
New York City GO, 0.20%, 2/15/16, (LOC Bayerische Landesbank) (a)	3,000,000	3,000,000
New York City GO, Series H, Sub- series H-3, 0.20%, 8/1/19, (Credit Support AGM, SPA State Street B&T Co.) (a)	4,000,000	4,000,000
New York City GO, Series H, Sub- series H-3, 0.20%, 8/1/23, (Credit Support AGM, SPA State Street B&T Co.) (a)	1,000,000	1,000,000
New York City GO, Series J, Sub- series J-2, 0.23%, 2/15/16, (LOC Westdeutsche Landesbank) (a)	1,000,000	1,000,000
New York City GO, Sub-series B-3, 3.50%, 9/1/27, (LOC TD Bank N.A.) (a)	5,000,000	5,000,000
New York City GO, Sub-series H-4, 0.16%, 3/1/34, (LOC Bank of New York) (a)	15,000,000	15,000,000
New York City GO, Sub-series L-4, 0.17%, 4/1/38, (LOC U.S. Bank N.A.) (a)	20,000,000	20,000,000
New York City Health & Hospital Corp. Revenue, Series B, 0.17%, 2/15/31, (LOC TD Bank N.A.) (a)	10,000,000	10,000,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.14%, 11/15/19, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,500,000	1,500,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.14%, 4/1/31, (Credit Support FHLMC) (a)	1,135,000	1,135,000
New York City Housing Development Corp. Multi-family Housing Revenue, Series A, 0.14%, 4/15/35, (Credit Support FNMA, Liquidity Facility FNMA) (a)	1,600,000	1,600,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.14%, 6/15/32, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.20%, 12/1/36, (LOC Landesbank Hessen) (a)	10,035,000	10,035,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.22%, 1/1/37, AMT, (LOC Citibank N.A.) (a)	4,900,000	4,900,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.27%, 6/1/42, AMT, (LOC Citibank N.A.) (a)	10,000,000	10,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, 0.16%, 11/1/46, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	4,000,000	4,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.22%, 1/1/36, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.22%, 1/1/38, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.22%, 2/1/38, AMT, (LOC Citibank N.A.) (a)	600,000	600,000
New York City Housing Development Corp. Multi-family Mortgage Revenue, Series A, 0.25%, 10/1/40, AMT, (LOC Bank of America N.A.) (a)	15,000,000	15,000,000
New York City Housing Development Corp. Residential Revenue, Series A, 0.17%, 6/1/43, (LOC RBS, Citizens N.A., FHLB) (a)	7,000,000	7,000,000

New York City Housing Development Corp. Revenue, Series A, 0.20%, 3/1/38, (LOC Freddie Mac) (a)	4,900,000	4,900,000
New York City IDA Civic Facility Revenue, 0.17%, 11/1/32, (LOC Wachovia Bank N.A.) (a)	1,500,000	1,500,000
New York City IDA Civic Facility Revenue, 0.23%, 12/1/36, (LOC JP Morgan Chase Bank) (a)	4,360,000	4,360,000
New York City IDA Civic Facility Revenue, 0.19%, 11/1/39, (LOC Bank of America, Citibank N.A.) (a)	8,000,000	8,000,000
New York City IDA Civic Facility Revenue, 0.21%, 11/1/39, (LOC Bank of America, Citibank N.A.) (a)	1,000,000	1,000,000
New York City IDA Civic Facility Revenue, Series B, 0.18%, 6/1/36, (Credit Support Radian, LOC TD Bank N.A.) (a)	4,700,000	4,700,000
New York City IDA Special Facility Revenue, Series B, 0.17%, 5/1/33, (LOC Bank of America N.A.) (a)	5,060,000	5,060,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA-1, 0.19%, 6/15/32 (a)	15,000,000	15,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC, 0.18%, 6/15/41, (SPA Barclays Bank plc) (a)	10,000,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Sub-series B-4, 0.16%, 6/15/23, (SPA, BNP Paribas) (a)	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-F, 0.21%, 11/1/22, (SPA Royal Bank of Canada) (a)	1,000,000	1,000,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-H, 0.19%, 11/1/22, (SPA Royal Bank of Canada) (a)	1,150,000	1,150,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3G, 0.18%, 11/1/22, (SPA Bank of New York) (a)	2,085,000	2,085,000
New York City Transitional Finance Authority Revenue, Series A2, 0.20%, 11/15/27, (SPA Bank of Nova Scotia) (a)	6,100,000	6,100,000
New York City Transitional Finance Authority Revenue, Sub-series 2-D, 0.18%, 11/1/22, (Liquidity Facility Lloyds TSB Bank plc) (a)	10,000,000	10,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York City Trust for Cultural Resources Revenue, 0.08%, 4/1/26, (LOC Wachovia Bank N.A.) (a)	10,000,000	10,000,000
New York City Trust for Cultural Resources Revenue, 0.16%, 4/1/30, (LOC The Chase Manhattan Bank) (a)	6,850,000	6,850,000
New York City Trust for Cultural Resources Revenue, Series B-1, 0.18%, 11/1/38, (LOC U.S. Bank N.A.) (a)	3,750,000	3,750,000
New York Local Government Assistance Corp., 0.13%, 4/1/25, (LOC Societe Generale) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, 0.16%, 7/1/28, (LOC TD Bank N.A.) (a)	1,400,000	1,400,000
New York State Dormitory Authority Revenue, Series D, 0.18%, 7/1/34, (LOC TD Banknorth N.A.) (a)	4,775,000	4,775,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.18%, 7/1/36, (Credit Support XLCA, LOC TD Banknorth N.A.) (a)	1,925,000	1,925,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.16%, 12/1/36, (LOC TD Bank N.A.) (a)	4,500,000	4,500,000
New York State Dormitory Authority Revenue, Non State Supported Debt, 0.18%, 1/1/39, (LOC TD Banknorth N.A.) (a)	3,900,000	3,900,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A, 0.14%, 11/15/36, (Credit Support FNMA, Liquidity Facility FNMA) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series A-2, 0.20%, 9/1/36, (LOC Citizens Bank, FHLB) (a)	5,000,000	5,000,000
New York State Dormitory Authority Revenue, Non State Supported Debt, Series B, 0.16%, 7/1/39, (LOC TD Bank N.A.) (a)	1,500,000	1,500,000
New York State Dormitory Authority Revenue, State Supported Debt, Series C, 0.19%, 7/1/31, (LOC Bank of America N.A.) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, 0.20%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000

New York State Energy Research & Development Authority Facilities Revenue, 0.25%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	1,000,000	1,000,000
New York State Energy Research & Development Authority Facilities Revenue, Series C2, 0.20%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	5,000,000	5,000,000
New York State Energy Research & Development Authority Facilities Revenue, Sub-series A-3, 0.16%, 5/1/39, (LOC Wachovia Bank N.A.) (a)	15,000,000	15,000,000
New York State Energy Research & Development Authority Pollution Control Revenue, Series C, 0.14%, 6/1/29, (LOC Wells Fargo N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.20%, 5/15/33, AMT, (Credit Support FNMA) (a)	2,000,000	2,000,000
New York State Housing Finance Agency Revenue, 0.20%, 5/15/34, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.20%, 11/15/37, (Credit Support FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.20%, 5/15/15, (LOC Landesbank Hessen- Thuringen) (a)	800,000	800,000
New York State Housing Finance Agency Revenue, 0.23%, 5/15/28, AMT, (Credit Support FNMA, LOC FNMA) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, 0.19%, 11/1/41, AMT, (LOC Bank of New York) (a)	10,000,000	10,000,000
New York State Housing Finance Agency Revenue, Series A, 0.22%, 5/15/32, AMT, (Credit Support FNMA) (a)	1,600,000	1,600,000
New York State Housing Finance Agency Revenue, Series A, 0.19%, 11/1/32, AMT, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	2,050,000	2,050,000
New York State Housing Finance Agency Revenue, Series A, 0.20%, 5/15/34, (Credit Support FNMA) (a)	1,400,000	1,400,000
New York State Housing Finance Agency Revenue, Series A, 0.14%, 5/1/35, (Credit Support FHLMC) (a)	9,365,000	9,365,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York State Housing Finance Agency Revenue, Series A, 0.22%, 11/1/39, AMT, (LOC Citibank N.A.) (a)	4,900,000	4,900,000
New York State Housing Finance Agency Revenue, Series A, 0.17%, 11/1/41, (LOC Bank of New York) (a)	13,000,000	13,000,000
New York State Housing Finance Agency Revenue, Series A, 0.15%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	5,000,000	5,000,000
New York State Housing Finance Agency Revenue, Series A, 0.17%, 5/1/42, (LOC Wachovia Bank N.A.) (a)	4,200,000	4,200,000
New York State Housing Finance Agency Revenue, Series A, 0.20%, 5/1/45, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	5,000,000	5,000,000
New York State Local Government Assistance Corp. Revenue, Series 4V, 0.28%, 4/1/22, (Credit Support AGM, SPA Westlandesbank AG) (a)	15,000,000	15,000,000
New York State Local Government Assistance Corp. Revenue, Series C, 0.16%, 4/1/25, (LOC Landesbank Hessen-Thuringen) (a)	4,389,000	4,389,000
New York State Power Authority, Finance & Administration GO, 0.40%, 3/1/20, (Liquidity Facility Bank of Nova Scotia) (a)	23,500,000	23,500,000
New York State Urban Development Corp. Revenue, Series A5, 0.20%, 1/1/30, (LOC TD Banknorth N.A.) (a)	1,000,000	1,000,000
Ramapo Housing Authority Revenue, Series A, 0.21%, 12/15/38, AMT, (Credit Support FNMA, Liquidity Facility FNMA) (a)	500,000	500,000
Rockland County IDA Civic Facility Revenue, 0.08%, 12/1/32, (LOC Wachovia Bank N.A.) (a)	12,700,000	12,700,000
St. Lawrence County IDA Civic Facility Revenue, 0.17%, 5/1/25, (LOC Fleet National Bank) (a)	565,000	565,000
Suffolk County IDA Civic Facility Revenue, 0.16%, 11/1/14, (LOC Bank of America N.A.) (a)	1,565,000	1,565,000
Suffolk County IDA Civic Facility Revenue, 0.26%, 8/1/18, AMT, (LOC The Chase Manhattan Bank) (a)	2,430,000	2,430,000
Suffolk County IDA Civic Facility Revenue, 0.20%, 6/1/37, (LOC JP Morgan Chase & Co.) (a)	3,425,000	3,425,000

Triborough Bridge & Tunnel Authority Revenue, Series B, 0.16%, 1/1/32, (LOC State Street B&T Co.) (a)	14,700,000	14,700,000
Triborough Bridge & Tunnel Authority Revenue, Sub-series CD, 0.19%, 1/1/19, (Credit Support AGM, SPA Lloyds TSB Bank plc) (a)	20,000,000	20,000,000
Troy IDA Civic Facility Revenue, Series B, 0.18%, 9/1/37, (LOC Bank of America N.A.) (a)	10,000,000	10,000,000
Troy IDA Civic Facility Revenue, Series D, 0.18%, 9/1/42, (LOC Northern Trust Co.) (a)	13,225,000	13,225,000
Ulster County IDA Civic Facility Revenue, Series A, 0.51%, 7/1/21, AMT, (LOC TD Banknorth N.A., ABN Amro Bank N.V.) (a)	1,000,000	1,000,000
Westchester County IDA Civic Facility Revenue, 0.16%, 11/1/24, (LOC Commerce Bank N.A.) (a)	2,210,000	2,210,000

		587,449,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $587,449,000)		587,449,000

Tax-Free Notes And Commercial Paper – 9.9%
New York – 9.9%
Long Island Power Authority, 0.31%, 6/10/10 (LOC JP Morgan Chase Bank)	10,200,000	10,200,000
Metropolitan Transportation Authority Revenue, 0.30%, 3/4/10 (LOC ABN Amro Bank N.V.)	10,000,000	10,000,000
New York City Municipal Water Finance Authority, 0.22%, 3/1/10 (LOC Westdeutsche Landesbank, Bayerische Landesbank)	10,000,000	10,000,000
New York City Municipal Water Finance Authority, 0.32%, 3/2/10 (LOC Landesbank Hessen- Thuringen)	15,000,000	15,000,000
New York City Municipal Water Finance Authority, 0.29%, 3/3/10 (LOC Westdeutsche Landesbank, Bayerische Landesbank)	10,000,000	10,000,000
New York City Municipal Water Finance Authority, 0.25%, 3/8/10 (LOC Landesbank Hessen- Thuringen)	10,000,000	10,000,000
New York State, 0.30%, 3/11/10 (LOC JP Morgan Chase Bank, Bank of Nova Scotia, State Street Bank and Trust, BNP Paribas, Bank of New York)	3,300,000	3,300,000

		68,500,000

TOTAL TAX-FREE NOTES AND COMMERCIAL PAPER (COST $68,500,000)		68,500,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Municipal Bonds – 2.8%
New York – 1.9%
Monroe Tob Asset Securitization Corp. Tob Settlement Revenue, 6.38%, 6/1/19, prerefunded 6/1/10 @ 101	1,000,000	1,030,212
Monroe Tob Asset Securitization Corp. Tob Settlement Revenue, 6.63%, 6/1/42, prerefunded 6/1/10 @ 101	1,000,000	1,030,953
New York City Transitional Finance Authority Revenue, Series C, 5.50%, 11/1/24, prerefunded @ 5/1/10 @ 101	1,000,000	1,022,851
New York State Urban Development Corp. Revenue, Series D, 5.25%, 1/1/30, prerefunded @ 1/1/11 @ 100	10,000,000	10,454,794

		13,538,810

Puerto Rico – 0.9%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded @ 10/1/10 @ 101	6,000,000	6,268,725

TOTAL MUNICIPAL BONDS (COST $19,807,535)		19,807,535

Investment Companies – 1.1%
BlackRock Liquidity New York Money Fund, Portfolio Institutional Shares, 0.10% (c)	7,137,777	7,137,777
JPMorgan New York Municipal Money Market Fund, 0.00% (c)	100,000	100,000
Northern Institutional Tax Exempt Portfolio, Shares Class, 0.01% (c)	107,911	107,911

TOTAL INVESTMENT COMPANIES (COST $7,345,688)		7,345,688

TOTAL INVESTMENTS (COST $683,102,223) — 98.5%		683,102,223

Percentages indicated are based on net assets of $693,366,793.

AGM	Assured Guaranty Municipal Corporation

AMT	Interest on security is subject to federal alternative minimum tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General Obligation

IDA	Industrial Development Agency

LOC	Letter of Credit

plc	Public Limited Company

SPA	Standby Purchase Agreement

XLCA	XL Capital Assurance

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Corporate Obligations – 3.9%
Banking – 3.0%
Commonwealth Bank of Australia, 0.23%, 11/4/10 (a)(b)	80,000,000	80,000,000
JPMorgan Chase Bank N.A., 0.23%, 12/21/14 (b)	78,000,000	78,000,000
National Australia Bank, 0.26%, 1/27/11 (a)(b)	83,000,000	83,000,000
Westpac Banking Corp., 0.28%, 1/13/11 (a)(b)	50,000,000	50,000,000
Westpac Banking Corp., 0.28%, 2/4/11 (a)(b)	35,000,000	35,000,000

		326,000,000

Finance – 0.9%
Goldman Sachs Group L.P., 0.33%, 3/2/10 (c)	100,000,000	100,000,000

TOTAL CORPORATE OBLIGATIONS (COST $426,000,000)		426,000,000

Variable Rate Demand Notes – 3.6%
Colorado – 0.8%
Colorado Housing & Finance Authority Multi-family Revenue, 0.24%, 5/1/25, AMT, (LOC U.S. Bank N.A.) (b)	13,250,000	13,250,000
Denver Colorado City & County Airport Revenue, Series B, 0.22%, 11/15/25, AMT, (LOC Wachovia Bank N.A.) (b)	75,700,000	75,700,000

		88,950,000

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority Revenue, Series L2, 0.17%, 7/1/36, (LOC Bank of America N.A.) (b)	17,030,000	17,030,000

Georgia – 0.1%
Atlanta Georgia Water & Waste Water Revenue, 0.18%, 11/1/41, (LOC Wachovia Bank N.A.) (b)	10,000,000	10,000,000
Savannah Georgia Economic Development Authority Revenue, 0.21%, 9/1/24, (LOC Bank of America N.A.) (b)	2,000,000	2,000,000

		12,000,000

Idaho – 0.2%
Power County Industrial Development Corp. Exempt Facilities Revenue, 0.28%, 4/1/14, AMT, (LOC Wachovia Bank N.A.) (b)	20,000,000	20,000,000

Illinois – 0.3%
Illinois Educational Facilities Authority Revenue, 0.22%, 3/1/28, (Credit Support GO of Institution, LOC Bank of America N.A.) (b)	2,000,000	2,000,000

Illinois Development Finance Authority Revenue, 0.20%, 12/1/28, (LOC Northern Trust Co.) (b)	3,300,000	3,300,000
Illinois Development Finance Authority Solid Waste Disposal Revenue, 0.30%, 9/1/27, AMT, (LOC Wachovia Bank N.A.) (b)	24,900,000	24,900,000

		30,200,000

Indiana – 0.3%
Indiana State Finance Authority Revenue, Series A, 0.20%, 7/1/36, (LOC Northern Trust Co.) (b)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank Revenue, Series C-3, 0.35%, 1/1/33, AMT, (Credit Support AGM, SPA Dexia Credit Local) (b)	35,000,000	35,000,000

		37,000,000

Maine – 0.2%
Old Town Solid Waste Disposal Revenue, 0.30%, 12/1/24, AMT, (LOC Bank of America N.A.) (b)	22,260,000	22,260,000

Maryland – 0.4%
Maryland State Economic Development Corp. Lease Environmental Improvement Revenue, 0.21%, 12/1/37, AMT, (LOC Wachovia Bank N.A.) (b)	47,000,000	47,000,000

Minnesota – 0.1%
Bloomington Minnesota Housing Revenue, 0.20%, 7/1/38, (LOC Freddie Mac) (b)	2,000,000	2,000,000
Oakdale Minnesota Multi-family Revenue, 0.30%, 6/1/45, AMT, (LOC Freddie Mac) (b)	2,000,000	2,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
Minnesota, continued
Robbinsdale Minnesota Revenue, Series A-1, 0.20%, 5/1/33, (LOC Wells Fargo Bank N.A.) (b)	2,000,000	2,000,000

		6,000,000

Nebraska – 0.0%
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-2, 0.20%, 6/1/31, (LOC U.S. Bank N.A.) (b)	2,000,000	2,000,000

New York – 0.1%
Syracuse IDA Civic Facility Revenue, Series A, 0.20%, 1/1/23, (LOC Fleet National Bank) (b)	9,905,000	9,905,000

Ohio – 0.0%
Lorain County Ohio Hospital Revenue, 0.20%, 5/1/26, (LOC JP Morgan Chase Bank) (b)	2,000,000	2,000,000

South Carolina – 0.2%
South Carolina State Housing Finance & Development Authority Multi-family Rental Housing Improvement Revenue, 0.28%, 7/15/39, AMT, (LOC Wachovia Bank N.A.) (b)	17,250,000	17,250,000
North Charleston South Carolina Certificates of Participation, 0.22%, 9/1/19, (LOC Bank of America N.A.) (b)	3,000,000	3,000,000

		20,250,000

Texas – 0.8%
Austin Hotel Occupancy Tax Revenue, Sub-series B, 0.20%, 11/15/29, (LOC Dexia Credit Local) (b)	10,480,000	10,480,000
Houston Utility System Revenue, Series B4, 0.18%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (b)	27,855,000	27,855,000
Houston Utility System Revenue, Series B5, 0.18%, 5/15/34, (LOC Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co.) (b)	24,000,000	24,000,000
Texas State Department of Housing & Community Affairs Multi-family Housing Revenue, 0.25%, 12/1/39, AMT, (LOC Citibank N.A.) (b)	7,200,000	7,200,000
Montgomery County Housing Finance Corp. Multi-family Housing Revenue, 0.25%, 2/1/38, AMT, (LOC Citibank N.A.) (b)	14,685,000	14,685,000

		84,220,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $398,815,000)		398,815,000

U.S. Government and Government Agency Obligations – 5.8%
Federal Home Loan Bank – 3.4%
0.74%, 2/26/10 (b)	150,000,000	150,000,000
0.65%, 5/11/10, Series 1	110,000,000	110,045,912
0.55%, 8/5/10	50,000,000	49,985,419
0.50%, 12/28/10	60,000,000	60,000,000

		370,031,331

Federal Home Loan Mortgage Corp. – 0.1%
2.38%, 5/28/10, Series 1	14,809,000	14,893,368
Federal National Mortgage Association – 2.3%
3.25%, 2/10/10	150,000,000	150,105,480
0.22%, 2/12/10 (b)	50,000,000	49,996,892
3.00%, 7/12/10	50,000,000	50,538,041

		250,640,413

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $635,565,112)		635,565,112

U.S. Treasury Obligations – 2.7%
U.S. Treasury Bills – 2.7%
0.36%, 6/10/10 (d)	50,000,000	49,936,486
0.35%, 6/17/10 (d)	150,000,000	149,801,289
0.40%, 7/15/10 (d)	100,000,000	99,819,714

TOTAL U.S. TREASURY OBLIGATIONS (COST $299,557,489)		299,557,489

Commercial Paper And Notes – 41.0%
Banking – 14.4%
ANZ National International Ltd., 0.70%, 9/22/10 (a)(d)	50,000,000	49,773,472
Banco Bilbao Vizcaya Argentina SA, 0.24%, 3/22/10 (a)(d)	120,000,000	119,960,800
Bank of Nova Scotia, 0.19%, 3/10/10 (d)	50,000,000	49,990,236
Bank of Nova Scotia Houston, 0.14%, 2/19/10 (d)	77,193,000	77,187,596
Banque Et Caisse Epargne, 0.21%, 2/18/10 (d)	50,000,000	49,995,042
Banque Et Caisse Epargne, 0.22%, 3/30/10 (d)	65,000,000	64,977,358
Banque Et Caisse Epargne, 0.22%, 5/11/10 (d)	85,000,000	84,948,575
DnB NOR Bank ASA, 0.35%, 3/22/10 (a)(d)	100,000,000	99,952,361

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
Banking, continued
Fortis Bank, N.Y., 0.20%, 4/20/10 (a)(d)	100,000,000	99,956,667
Groupe BPCE, 0.48%, 3/4/10 (a)(d)	5,000,000	4,997,933
Groupe BPCE, 0.40%, 4/14/10 (a)(d)	40,000,000	39,968,000
Groupe BPCE, 0.24%, 4/22/10 (a)(d)	100,000,000	99,946,667
Groupe BPCE, 0.39%, 7/19/10 (a)(d)	70,000,000	69,872,600
Intesa Funding LLC, 0.16%, 2/16/10 (d)	24,710,000	24,708,353
Intesa Funding LLC, 0.19%, 5/6/10 (d)	105,000,000	104,947,908
Lloyds TSB Bank PLC, N.Y., 0.22%, 2/1/10 (d)	100,000,000	100,000,000
National Australia Funding Delaware, Inc., 0.17%, 4/19/10 (a)(d)	40,000,000	39,985,456
Nordea North America, Inc., 0.17%, 4/28/10 (d)	100,000,000	99,959,389
State Street Bank & Trust Co., 0.21%, 2/18/10 (d)	100,000,000	99,990,083
Sumitomo Mitsui Banking Corp., 0.31%, 7/6/10 (a)(d)	100,000,000	99,866,528
Unicred Bank Ireland PLC, 0.20%, 2/10/10 (a)(d)	100,000,000	99,995,000

		1,580,980,024

Diversified – 0.5%
E.ON AG, 0.23%, 2/12/10 (a)(d)	50,000,000	49,996,486

Finance – 26.1%
Bank of America Corp., 0.15%, 2/22/10 (d)	100,000,000	99,991,250
Chariot Funding LLC, 0.15%, 2/8/10 (a)(d)	100,000,000	99,997,083
Chariot Funding LLC, 0.14%, 2/24/10 (a)(d)	63,000,000	62,994,365
Citigroup, Inc., 0.17%, 2/8/10 (d)	100,000,000	99,996,695
CRC Funding LLC, 0.14%, 2/11/10 (a)(d)	100,000,000	99,996,111
CRC Funding LLC, 0.14%, 2/19/10 (a)(d)	75,000,000	74,994,750
Danske Corp., 0.18%, 2/5/10 (a)(d)	100,000,000	99,998,056
Danske Corp., 0.17%, 3/22/10 (a)(d)	100,000,000	99,976,861
Falcon Asset Securitization Co. LLC, 0.14%, 2/24/10 (a)(d)	75,000,000	74,993,292
Gemini Securitization Corp. LLC, 0.15%, 2/10/10 (a)(d)	100,000,000	99,996,250
Gemini Securitization Corp. LLC, 0.15%, 2/12/10 (a)(d)	50,000,000	49,997,708
Gemini Securitization Corp. LLC, 0.22%, 2/17/10 (a)(d)	50,000,000	49,995,111
General Electric Capital Corp., 0.20%, 3/1/10 (d)	100,000,000	99,984,444
General Electric Capital Corp., 0.21%, 3/22/10 (d)	45,000,000	44,987,138
General Electric Capital Corp., 0.19%, 4/28/10 (d)	75,000,000	74,965,958
ING Funding LLC, 0.21%, 2/8/10 (d)	100,000,000	99,995,917
ING Funding LLC, 0.18%, 3/5/10 (d)	50,000,000	49,992,000
JP Morgan Chase & Co., 0.16%, 4/14/10 (d)	115,000,000	114,963,200
Jupiter Securities Co. LLC, 0.14%, 2/23/10 (a)(d)	75,000,000	74,993,583
Matchpoint Master Trust, 0.18%, 4/13/10 (a)(d)	37,000,000	36,986,865
Nationwide Building Society, 0.20%, 4/8/10 (a)(d)	75,000,000	74,972,500
Old Line Funding Corp. LLC, 0.15%, 2/11/10 (a)(d)	50,000,000	49,997,917
Old Line Funding Corp. LLC, 0.14%, 2/16/10 (a)(d)	41,176,000	41,173,598
Old Line Funding Corp. LLC, 0.15%, 2/22/10 (a)(d)	68,613,000	68,606,996
Old Line Funding Corp. LLC, 0.16%, 3/3/10 (a)(d)	23,363,000	23,359,885
Park Avenue Receivables, 0.15%, 2/5/10 (a)(d)	75,000,000	74,998,750
Park Avenue Receivables, 0.14%, 2/22/10 (a)(d)	75,000,000	74,993,875
Rabobank USA Financial Corp., 0.33%, 3/16/10 (d)	60,000,000	59,976,350
Rabobank USA Financial Corp., 0.29%, 6/15/10 (d)	84,000,000	83,910,890
Santander Central Hispano Finance, 0.69%, 6/3/10 (d)	75,000,000	74,824,625
Sheffield Receivables Corp., 0.14%, 2/23/10 (a)(d)	60,000,000	59,994,867
Sheffield Receivables Corp., 0.14%, 3/5/10 (a)(d)	60,000,000	59,992,533
Thames Asset Global Securitization No. 1, Inc., 0.15%, 2/12/10 (a)(d)	192,227,000	192,218,190
Toyota Motor Credit Corp., 0.17%, 2/1/10 (d)	100,000,000	100,000,000
Toyota Motor Credit Corp., 0.20%, 4/26/10 (d)	120,000,000	119,944,000
Westpac Securities NZ Ltd., 0.22%, 2/19/10 (a)(d)	99,000,000	98,989,110

		2,867,750,723

TOTAL COMMERCIAL PAPER AND NOTES (COST $4,498,727,233)		4,498,727,233

Certificates of Deposit – 30.0%
Banking – 30.0%
Australia & New Zealand Banking Group, N.Y., 0.23%, 12/9/10 (b)	34,000,000	34,000,000
Banco Bilbao Vizcaya Argentaria SA, 0.43%, 6/30/10	81,000,000	81,000,000
Bank of Montreal, 0.17%, 2/8/10	200,000,000	200,000,000
Bank of Nova Scotia Houston, 0.24%, 11/23/10 (b)	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.40%, 3/3/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.21%, 3/8/10 (d)	75,000,000	75,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Certificates of Deposit, continued
Banking, continued
Bank of Tokyo-Mitsubishi UFJ, N.Y., 0.31%, 4/6/10	72,000,000	72,000,000
BNP Paribas, N.Y., 0.15%, 2/1/10	50,000,000	50,000,000
Calyon N.A., Inc., 0.92%, 8/26/10	86,000,000	86,000,000
Calyon N.Y., Inc., 0.29%, 2/22/10 (d)	113,200,000	113,201,902
Canadian Imperial Bank of Commerce, 0.31%, 4/6/10 (b)	55,000,000	55,009,220
Canadian Imperial Bank of Commerce, N.Y., 0.21%, 2/1/10	100,000,000	100,000,000
Commerzbank AG, N.Y., 0.25%, 2/22/10 (d)	75,000,000	75,000,000
Credit Industriel Et Commercial, N.Y., 0.27%, 2/23/10	100,000,000	100,000,000
Credit Industriel Et Commercial, N.Y., 0.25%, 4/27/10	43,000,000	43,000,000
Fortis Bank, N.Y., 0.23%, 2/23/10	100,000,000	100,000,000
Intesa Sanpaolo SPA, 0.80%, 8/24/10	86,000,000	86,000,000
Lloyds TSB Bank PLC, N.Y., 0.20%, 4/19/10	100,000,000	100,000,000
Lloyds TSB Bank PLC, N.Y., 0.20%, 5/3/10	120,000,000	120,000,000
National Australia Bank N.Y., 0.19%, 3/10/10	100,000,000	100,000,000
National Bank of Canada, N.Y., 0.19%, 3/9/10	50,000,000	50,000,000
National Bank of Canada, N.Y., 0.18%, 4/22/10	100,000,000	100,000,000
National Bank of Canada, N.Y., 0.18%, 4/29/10	100,000,000	100,000,000
Nordea Bank Finland, N.Y., 0.18%, 2/3/10	115,000,000	115,000,000
Nordea Bank Finland, N.Y., 0.76%, 8/25/10	86,000,000	86,000,000
Norinchukin Bank, N.Y., 0.22%, 2/26/10	100,000,000	100,000,000
Norinchukin Bank, N.Y., 0.21%, 3/1/10	100,000,000	100,000,000
Royal Bank of Canada, N.Y., 0.23%, 12/2/10 (b)	70,000,000	70,000,000
Royal Bank of Canada, N.Y., 0.23%, 12/14/10 (b)	25,000,000	25,000,000
Royal Bank of Scotland PLC, N.Y., 0.25%, 2/22/10	100,000,000	100,000,000
Royal Bank of Scotland PLC, N.Y., 0.21%, 4/9/10	65,000,000	65,000,000
Societe Generale, N.Y., 0.40%, 3/1/10	100,000,000	100,000,000
State Street Bank & Trust Co., 0.19%, 4/19/10	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 0.24%, 2/23/10	100,000,000	100,000,000
Svenska Handelsbanken, 0.18%, 4/29/10	50,000,000	50,000,000
Svenska Handelsbanken, 0.18%, 5/3/10	100,000,000	100,000,000
Toronto Dominion Bank, 0.16%, 2/18/10	120,000,000	120,000,000
Toronto Dominion Bank, 0.23%, 12/9/10 (b)	85,000,000	85,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $3,286,211,122)		3,286,211,122

Municipal Bonds – 1.5%
Georgia – 0.3%
Gwinnett County Georgia Hospital Authority Revenue, Series A, 0.17%, 7/1/34, (LOC Wachovia Bank N.A.) (b)	34,025,000	34,025,000

South Carolina – 0.5%
Piedmont Municipal Power Agency Electric Revenue, Series E, 0.18%, 1/1/34, (LOC Wachovia Bank N.A.) (b)	60,000,000	60,000,000

Texas – 0.4%
San Antonio Empowerment Zone Development Corp. Contract Revenue, 0.20%, 10/1/35, AMT, (LOC U.S. Bank N.A.) (b)	20,900,000	20,900,000
San Antonio Empowerment Zone Development Corp. Contract Revenue, 0.20%, 10/1/37, AMT, (LOC U.S. Bank N.A.) (b)	18,000,000	18,000,000

		38,900,000

Wisconsin – 0.3%
Wisconsin Health & Educational Facilities Authority Revenue, 0.18%, 6/1/35, (LOC Wells Fargo Bank N.A.) (b)	34,330,000	34,330,000

TOTAL MUNICIPAL BONDS (COST $167,255,000)		167,255,000

Repurchase Agreements – 3.4%
Goldman Sachs, purchased on 1/29/10, 0.13%, due on 2/1/10 with a maturity value of $371,004,019, collateralized by various U.S. Government and Government Agency Obligations, 0.00%- 3.25%, 12/1/10-12/28/12, fair value $378,420,000.	371,000,000	371,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $371,000,000)		371,000,000

Time Deposits – 9.2%
Danske Bank A/S Cayman Time Deposit, 0.16%, 2/1/10	150,000,000	150,000,000
DnB NOR Bank ASA Time Deposit, 0.13%, 2/1/10	250,000,000	250,000,000
Lloyds TSB Bank PLC, N.Y. Time Deposit, 0.13%, 2/1/10	270,000,000	270,000,000
Northern Trust Premium Offshore Time Deposit, 0.00%	254,035	254,035

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR PRIME MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

Societe Generale Cayman Time Deposit, 0.13%, 2/1/10	333,000,000	333,000,000

TOTAL TIME DEPOSITS (COST $1,003,254,035)		1,003,254,035

TOTAL INVESTMENTS (COST $11,086,384,991) — 101.1%		11,086,384,991

Percentages indicated are based on net assets of $10,969,619,312.
AGM	Assured Guaranty Municipal Corporation
AMT	Interest on security is subject to federal alternative minimum tax
GO	General Obligation
IDA	Industrial Development Agency
LLC	Limited Liability Company
LOC	Letter of Credit
plc	Public Limited Company
SPA	Standby Purchase Agreement
(a)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c)

Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Adviser, using Board approved procedures, has deemed these securities to be illiquid. Represents 0.9% of total net assets.

(d)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes – 25.8%
Arizona – 0.7%
Apache County Arizona Industrial Development Authority Revenue, Series 83C, 0.20%, 12/15/18, (LOC Bank of New York) (a)	700,000	700,000
Apache County Arizona Industrial Development Authority Revenue, Series 83A, 0.20%, 12/15/18, (LOC ABN AMRO Bank N.V.) (a)	600,000	600,000

		1,300,000

California – 3.7%
Burbank California Redevelopment Agency Multi-family Housing Revenue, Series A, 0.16%, 11/1/10, (LOC FHLB, Washington Mutual Bank) (a)	2,000,000	2,000,000
Perris California Unified High School District Certificates of Participation, 0.55%, 9/1/18, (Credit Support AGM, SPA Dexia Credit Local) (a)	1,735,000	1,735,000
Perris California Union High School District Certificates of Participation, 0.55%, 9/1/33, (Credit Support AGM, SPA Dexia Credit Local) (a)	600,000	600,000
Tustin California Improvement Bond Act 1915, Series A, 0.18%, 9/2/13, (LOC Bank of New York) (a)	2,500,000	2,500,000

		6,835,000

Colorado – 1.0%
Denver Colorado City & County Airport Revenue, Series F, 0.24%, 11/15/25, AMT, (LOC Lloyds TSB Bank PLC) (a)	1,950,000	1,950,000

Florida – 1.6%
Broward County Florida Housing Finance Authority Multi-family Housing Revenue, 0.21%, 12/1/29, (Credit Support Freddie Mac) (a)	2,000,000	1,999,983
Orange County Florida Housing Finance Authority Multi-family Revenue, 0.21%, 7/1/32, (Credit Support Freddie Mac) (a)	1,000,000	999,982

		2,999,965

Georgia – 2.3%
De Kalb County Georgia Housing Authority Multi-family Housing Revenue, 0.20%, 12/1/25, (Credit Support Freddie Mac) (a)	2,000,000	2,000,000
Roswell Georgia Housing Authority Multi-family Revenue, 0.21%, 6/15/25, (Credit Support FNMA) (a)	1,400,000	1,400,000
Savannah Georgia Economic Development Authority Revenue, 0.21%, 9/1/24, (LOC Bank of America N.A.) (a)	900,000	900,000

		4,300,000

Illinois – 1.9%
Chicago Illinois O’Hare International Airport Revenue, Series C, 0.25%, 1/1/18, (LOC Societe Generale) (a)	1,000,000	1,000,000
Chicago Illinois O’Hare International Airport Revenue, Series B, 0.30%, 1/1/18, (LOC Societe Generale) (a)	1,600,000	1,600,000
Illinois Development Finance Authority Revenue, 0.20%, 12/1/28, (LOC Northern Trust Co.) (a)	1,000,000	1,000,000

		3,600,000

Indiana – 1.1%
Indiana State Finance Authority Revenue, Series A, 0.20%, 7/1/36, (LOC Northern Trust Co.) (a)	2,085,000	2,085,000

Maryland – 1.6%
Baltimore Maryland Industrial Development Authority Revenue, 0.32%, 8/1/16, (LOC Bayerische Landesbank) (a)	1,025,000	1,025,000
Maryland State Health & Higher Educational Facilities Authority Revenue, 0.25%, 7/1/38, (LOC UBS AG) (a)	2,000,000	2,000,000

		3,025,000

Nebraska – 0.8%
Lancaster County Nebraska Hospital Authority No. 1 Hospital Revenue, Series B-2, 0.20%, 6/1/31, (LOC U.S. Bank N.A.) (a)	400,000	400,000
Saline County Nebraska Hospital Authority No. 1 Hospital Revenue, Series C, 0.20%, 6/1/31, (LOC U.S. Bank N.A.) (a)	990,000	990,000

		1,390,000

New Mexico – 0.3%
Farmington New Mexico Hospital Revenue, 0.20%, 6/1/28, (LOC Bank of Nova Scotia) (a)	500,000	500,000

New York – 5.1%
New York City GO, Sub-series E2, 0.21%, 8/1/20, (LOC JP Morgan Chase Bank) (a)	1,200,000	1,200,000
New York City GO, Series H, Sub- series H-3, 0.20%, 8/1/23, (Credit Support AGM, SPA State Street B&T Co.) (a)	2,100,000	2,100,000
New York City Transitional Finance Authority Revenue, Series 3, Sub- series 3-H, 0.19%, 11/1/22, (SPA Royal Bank of Canada) (a)	2,950,000	2,950,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Variable Rate Demand Notes, continued
New York, continued
New York State Housing Finance Agency Revenue, Series A, 0.17%, 11/1/41, (LOC Bank of New York) (a)	3,300,000	3,300,000

		9,550,000

Pennsylvania – 0.8%
Beaver County Pennsylvania Industrial Development Authority Pollution Control Revenue, Series A, 0.20%, 1/1/35, (LOC Barclays Bank PLC) (a)	1,500,000	1,500,000

Rhode Island – 1.3%
Providence Housing Authority Multi- Family Revenue, Series A, 0.25%, 9/1/30, (LOC Bank of America N.A.) (a)	2,420,000	2,420,000

South Carolina – 0.5%
North Charleston South Carolina Certificates of Participation, 0.22%, 9/1/19, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000

Tennessee – 0.7%
Jackson Tennessee Health Educational & Housing Facility Board Multi-family Revenue, 0.21%, 5/15/31, (Credit Support FNMA) (a)	1,375,000	1,375,000

Texas – 0.8%
Tarrant County Texas Housing Finance Corp. Revenue, 0.18%, 2/15/36, (Credit Support FNMA) (a)	1,400,000	1,400,000

Vermont – 0.5%
Vermont Housing Finance Agency Single Family Revenue, Series 21A, 0.27%, 11/1/34, AMT, (Credit Support AGM, SPA Dexia Credit Local) (a)	875,000	875,000

Washington – 1.1%
Washington State Health Care Facilities Authority Revenue, 0.24%, 11/15/26, (LOC Citibank N.A.) (a)(b)	2,000,000	2,000,000

TOTAL VARIABLE RATE DEMAND NOTES (COST $48,104,965)		48,104,965

Commercial Paper And Notes – 22.9%
California – 4.8%
Orange County Local Transit, 0.27%, 2/4/10, (LOC Dexia Credit Local)	3,000,000	3,000,000
Orange County Local Transit, 0.13%, 3/3/10, (LOC Dexia Credit Local)	3,000,000	3,000,000

Orange County Local Transit, 0.13%, 3/3/10, (LOC Dexia Bank, Bank of America, BNP Paribas, JP Morgan Chase Bank)	3,000,000	3,000,000

		9,000,000

Connecticut – 1.1%
City of New Haven Connecticut, 0.27%, 3/2/10, (LOC Landesbank Hessen-Thuringen)	2,000,000	2,000,000

Florida – 0.6%
Florida Local Government Finance Commission, 0.35%, 2/11/10, (LOC First Union National Bank)	1,075,000	1,075,000

Indiana – 1.6%
City of Whiting Indiana, 0.23%, 3/4/10, (LOC BP plc)	3,000,000	3,000,000

Massachusetts – 2.1%
Massachusetts Water Resources Authority, 0.18%, 4/1/10, (LOC Bayerische Landesbank)	4,000,000	4,000,000

Minnesota – 1.1%
Minneapolis-St Paul Municipal Airports, 0.32%, 3/4/10, (LOC Westeusche NY)	2,000,000	2,000,000

New York – 2.1%
Metropolitan Transportation Authority Revenue, 0.30%, 3/11/10, (LOC ABN AMRO Bank N.V.)	1,000,000	1,000,000
New York City Municipal Water Industry Regional Authority, 0.40%, 3/2/10, (LOC Landesbank Hessen-Thuringen)	3,000,000	3,000,000
		4,000,000

Pennsylvania – 3.2%
Montgomery County Pennsylvania Industrial Pollution Control Revenue, 0.35%, 3/9/10, (LOC BNP Paribas)	4,000,000	4,000,000
Montgomery County Pennsylvania Industrial Pollution Control Revenue, 0.37%, 3/10/10, (LOC BNP Paribas)	2,000,000	2,000,000

		6,000,000

Texas – 3.9%
Harris County Texas, 0.30%, 3/10/10, (LOC Helaba)	3,190,000	3,190,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Commercial Paper And Notes, continued
Texas, continued
Houston Texas, 0.35%, 3/3/10, (LOC Bank of New York)	4,000,000	4,000,000

		7,190,000

Washington – 1.6%
Port Bellingham Washington IDR, 0.23%, 3/1/10, (LOC BP plc)	3,000,000	3,000,000

Wyoming – 0.8%
Sweetwater County Wyoming Pollution Cotrol Revenue, 0.35%, 3/2/10, (LOC Barclays Bank plc)	1,500,000	1,500,000

TOTAL COMMERCIAL PAPER AND NOTES (COST $42,765,000)		42,765,000

Municipal Bonds – 46.3%
Alabama – 1.1%
Mobile Alabama Industrial Development Board Dock & Wharf Revenue, Series A, 0.18%, 6/1/32, (LOC Bayerische Landesbank) (a)	2,000,000	2,000,000

California – 0.3%
Hesperia California Unified School District Certificates of Participation, 0.55%, 2/1/38, (Credit Support AGM, SPA Dexia Credit Bank) (a)	500,000	500,000

Colorado – 2.0%
Broomfield Colorado Urban Renewal Authority Tax Increment Revenue, 0.20%, 12/1/30, (LOC BNP Paribas) (a)	650,000	650,000
Midcities Metropolitan District No. 1 Colorado Special Revenue, Series B, 0.20%, 12/1/31, (LOC BNP Paribas) (a)	2,000,000	2,000,000
Thornton Colorado Multi-family Housing Revenue, Series A, 0.21%, 4/1/10, (Credit Support FHLMC, Liquidity Facility FHLMC) (a)	1,000,000	1,000,000

		3,650,000

District of Columbia – 0.6%
District of Columbia University Revenue, Series C, 0.16%, 4/1/42, (LOC TD Bank N.A.) (a)	1,150,000	1,150,000

Florida – 1.9%
Florida Housing Finance Corp. Multi- family Mortgage Revenue, Series P, 0.25%, 8/1/35, AMT, (LOC Citibank N.A.) (a)	1,100,000	1,100,000
Jacksonville, Florida Health Facilities Authority Hospital Revenue, 0.19%, 8/15/33, (LOC Bank of America N.A.) (a)	1,700,000	1,700,000

Lee County Florida Airport Revenue, Series B, 5.75%, 10/1/33, prerefunded 10/1/10 @ 101 (Credit Support AGM)	800,000	836,530

		3,636,530

Illinois – 2.1%
Chicago Illinois Board of Education GO, 0.18%, 3/1/31, (LOC U.S. Bank N.A.) (a)	4,000,000	4,000,000

Indiana – 0.7%
Purdue University Indiana Student Revenue, Series Q, 5.75%, 7/1/16, prerefunded 7/1/10 @ 100	275,000	281,199
Valparaiso Indiana Economic Development Revenue, 0.32%, 5/1/19, AMT, (LOC U.S. Bank N.A.) (a)	1,005,000	1,005,000
		1,286,199

Iowa – 0.5%
Iowa Finance Authority Private College Revenue, 0.20%, 10/1/31, (LOC U.S. Bank N.A.) (a)	900,000	900,000

Louisiana – 1.1%
Louisiana Public Facilities Authority Revenue, Series B-1, 0.21%, 7/1/47, (LOC Bank of New York) (a)	2,000,000	2,000,000

Maine – 0.6%
Gorham Maine Revenue Obligation Securities, Series A, 0.75%, 7/1/21, AMT, (LOC TD Banknorth N.A.) (a)	1,140,000	1,140,000

Massachusetts – 3.8%
Massachusetts Bay Transportation Authority Mass Sales Tax Revenue, Series A, 5.75%, 7/1/17, prerefunded 7/1/10 @ 101	400,000	409,100
Massachusetts State Development Financial Agency Solid Waste Disposal Revenue, 0.20%, 5/1/27, AMT, (LOC JP Morgan Chase Bank) (a)	100,000	100,000
Massachusetts State GO, Series C, 5.75%, 10/1/11, prerefunded 10/1/10 @ 100	1,250,000	1,294,390
Massachusetts State GO, Series C, 5.75%, 10/1/12, prerefunded 10/1/10 @ 100	1,000,000	1,035,351
Massachusetts State GO, Series A, 5.25%, 1/1/19, prerefunded 1/11/11 @ 100	1,415,000	1,478,559
Massachusetts State Industrial Finance Agency Mortgage Revenue, 0.20%, 8/1/26, (Credit Support FHA 221 (d) (4), LOC Sumitomo Bank Ltd.) (a)	2,825,000	2,825,000

		7,142,400

Michigan – 0.6%
Pennfield Michigan School District Buildings GO, 5.25%, 5/1/25, prerefunded 5/1/10 @ 100 (Credit Support Q-SBLF)	1,200,000	1,214,554

Minnesota – 1.1%
Minnesota State GO, 5.50%, 6/1/18, prerefunded 6/1/10 @ 100	350,000	355,928

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Minnesota, continued
St. Paul Minnesota Port Authority Tax Increment Revenue, 0.36%, 2/1/15, (LOC U.S. Bank N.A.) (a)	1,690,000	1,690,000

		2,045,928

Missouri – 0.9%
Kansas City Missouri Industrial Development Authority Multi- family Housing Revenue, Series II- B, 0.30%, 9/1/39, AMT, (LOC Valley View State Bank, FHLB) (a)	735,000	735,000
Missouri State Health & Educational Facilities Authority Revenue, 0.20%, 11/15/31, (LOC Northern Trust Co.) (a)	950,000	950,000

		1,685,000

Nevada – 0.5%
Clark County Nevada Industrial Development Revenue, Sereis A, 0.20%, 12/1/39, (LOC JP Morgan Chase Bank) (a)	1,000,000	1,000,000

New Jersey – 6.5%
New Jersey State, 6.00%, 5/1/13, prerefunded 5/1/10 @ 100	3,800,000	3,853,544
New Jersey State Transportation Trust Fund Authority Revenue, Series D, 0.17%, 6/15/32, (LOC Sumitomo Mitisui Banking Corp.) (a)	4,000,000	4,000,000
New Jersey State Turnpike Authority Revenue, Series D, 0.16%, 1/1/24, (LOC Scotiabank) (a)	4,200,000	4,200,000

		12,053,544

New Mexico – 1.8%
New Mexico Educational Assistance Foundation Revenue, Series A-1, 0.24%, 4/1/34, AMT, (Credit Support Guaranteed Student Loans, LOC Royal Bank of Canada) (a)	3,450,000	3,450,000

New York – 0.1%
New York State Thruway Authority SVC Contract Revenue, 5.13%, 4/1/20, prerefunded 4/1/10 @ 100, (Credit Support AMBAC)	250,000	251,956

North Carolina – 0.3%
North Carolina Capital Facilities Finance Agency Eudcational Facilities Revenue, 0.18%, 10/1/31, (LOC Wachovia Bank N.A.) (a)	500,000	500,000

Ohio – 3.1%
Hamilton County Ohio Health Care Revenue, Series B, 0.22%, 1/1/37, (LOC PNC Bank N.A.) (a)	500,000	500,000
Ohio State Air Quality Development Authority Revenue, Series A, 0.18%, 2/1/26, (LOC Bank of Nova Scotia) (a)	1,250,000	1,250,000

Ohio State Air Quality Development Authority Revenue, Series C, 0.21%, 2/1/26, (LOC Bank of Tokyo-Mitsubishi UFJ Ltd.) (a)	4,000,000	4,000,000

		5,750,000

Pennsylvania – 3.8%
Haverford Township Pennsylvania School District GO, 0.20%, 3/1/30, (Credit Support State Aid Withholding, LOC TD Bank N.A.) (a)	2,000,000	2,000,000
Jackson Township Pennsylvania Industrial Development Authority Revenue, 0.29%, 12/1/34, AMT, (LOC PNC Bank N.A.) (a)	4,000,000	4,000,000
Philadelphia Pennsylvania School District GO, Series B-5, 0.28%, 9/1/30, (Credit Support State Aid Withholding, LOC Wachovia Bank N.A.) (a)	1,030,000	1,030,000

		7,030,000

Puerto Rico – 2.5%
Puerto Rico Commonwealth GO, Series C4, 0.23%, 7/1/18, (Credit Support AGM, SPA Dexia Credit Local) (a)	2,000,000	2,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation, Series A, 5.50%, 10/1/32, prerefunded 10/1/10 @ 100	2,500,000	2,611,969

		4,611,969

South Carolina – 0.7%
South Carolina Jobs-Economic Development Authority Revenue, 0.38%, 6/1/12, AMT, (LOC Wachovia Bank N.A.) (a)(b)	1,360,000	1,360,000

Tennessee – 0.1%
Memphis Tennessee GO, 5.00%, 11/1/11, prerefunded 11/1/10 @ 101	250,000	261,262

Texas – 3.3%
Gulf Coast Industrial Development Authority Environmental Facilities Revenue, 0.19%, 3/1/31, AMT, (LOC Sumitomo Mitsui Banking Corp.) (a)	1,100,000	1,100,000
Mission Texas Economic Development Corp. Solid Waste Disposal Revenue, 0.22%, 4/1/22, (LOC Bank of America N.A.) (a)	4,000,000	4,000,000

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Shares or Principal Amount ($)	Amortized Cost ($)

Municipal Bonds, continued
Texas, continued
Tarrant County Texas Housing Finance Corp. Revenue, 0.22%, 2/15/28, (Credit Support FNMA) (a)	1,000,000	1,000,000

		6,100,000

Virginia – 0.5%
Pulaski County Virginia Industrial Development Authority IDR, 0.21%, 8/1/19, (LOC Bank of America N.A.) (a)	1,000,000	1,000,000

Wisconsin – 3.9%
Whitewater Wisconsin IDR, 0.20%, 12/1/12, AMT, (LOC JP Morgan Chase Bank) (a)	1,200,000	1,200,000
Wisconsin Housing & Economic Development Authority Revenue, Series B, 0.28%, 5/1/34, AMT, (Credit Support AGM GO of Authority, SPA FHLB) (a)	1,000,000	1,000,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series C, 0.20%, 4/1/28, (LOC U.S. Bank N.A.) (a)	5,000,000	5,000,000

		7,200,000

Wyoming – 1.9%
Sweetwater County Wyoming Pollution Control Revenue, Series A, 0.16%, 7/1/15, (LOC Barclays Bank PLC) (a)	2,100,000	2,100,000
Sweetwater County Wyoming Pollution Control Revenue, 0.20%, 11/1/24, (LOC Wells Fargo Bank N.A.) (a)	1,500,000	1,500,000

		3,600,000

TOTAL MUNICIPAL BONDS (COST $86,519,342)		86,519,342

Investment Companies – 2.7%
BlackRock Liquidity Funds MuniFund Portfolio, Institutional Shares, 0.10%	5,120,439	5,120,439

TOTAL INVESTMENT COMPANIES (COST $5,120,439)		5,120,439

TOTAL INVESTMENTS (COST $182,509,746) — 97.7%		182,509,746

Percentages indicated are based on net assets of $186,827,338.

(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

AMT	Interest on security is subject to federal alternative minimum tax

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General Obligation

IDR	Industrial Development Revenue

LOC	Letter of Credit

plc	Public Limited Company

SPA	Standby Purchase Agreement

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Government and Government Agency Obligations – 34.9%
Federal Farm Credit Bank – 5.3%
0.43%, 3/24/10 (a)	43,000,000	42,974,415
0.50%, 4/5/10 (a)	50,000,000	49,957,125
0.15%, 5/11/10 (b)	100,000,000	100,004,800
5.25%, 6/24/10	36,725,000	37,406,097
2.25%, 7/1/10	3,000,000	3,025,602
0.50%, 7/23/10 (b)	50,000,000	50,066,759
0.48%, 8/19/10 (a)	65,000,000	64,827,533
0.20%, 9/3/10, Series 1 (b)	100,000,000	100,000,000
5.25%, 9/13/10	16,340,000	16,828,971
0.39%, 12/1/10	100,000,000	100,000,000
0.12%, 12/7/10 (b)	50,000,000	50,000,000

		615,091,302

Federal Home Loan Bank – 18.2%
0.51%, 2/1/10 (a)	100,000,000	100,000,000
1.00%, 2/5/10, Series 2	150,000,000	149,999,178
1.10%, 3/10/10	25,000,000	25,026,848
2.75%, 3/12/10	100,000,000	100,259,809
0.09%, 4/13/10 (a)	50,000,000	49,991,125
0.12%, 4/14/10 (a)	40,000,000	39,990,400
0.18%, 4/16/10 (b)	300,000,000	300,000,000
4.88%, 5/14/10	9,080,000	9,201,993
0.55%, 6/4/10	86,205,000	86,199,190
0.52%, 7/7/10 (a)	35,000,000	34,922,650
0.55%, 8/5/10	100,000,000	99,971,110
0.42%, 9/21/10	85,000,000	84,983,425
0.77%, 9/29/10	48,000,000	48,102,156
0.50%, 10/25/10	100,000,000	100,047,227
0.45%, 10/28/10	50,000,000	50,039,294
0.50%, 10/28/10, Series 2	100,000,000	100,000,000
0.50%, 10/29/10	40,000,000	40,013,030
0.50%, 10/29/10	100,000,000	100,046,957
0.50%, 11/3/10	100,000,000	100,000,000
0.50%, 11/24/10	100,000,000	100,000,000
0.50%, 12/28/10	33,020,000	33,020,000
0.41%, 12/29/10	100,000,000	100,000,000
0.40%, 1/4/11	50,000,000	50,006,464
0.16%, 1/14/11 (b)	200,000,000	200,000,000

		2,101,820,856

Federal Home Loan Mortgage Corp. – 7.1%
0.09%, 2/1/10 (a)	247,000,000	247,000,000
3.13%, 2/4/10	18,730,000	18,734,555
0.35%, 2/22/10 (a)	200,000,000	199,959,167
7.00%, 3/15/10	24,455,000	24,639,028
0.16%, 3/30/10, Series RB (a)	50,000,000	49,987,333
0.12%, 4/15/10 (a)	60,000,000	59,985,400
2.88%, 4/30/10	18,865,000	18,977,541
0.51%, 7/6/10, Series RB (a)	50,000,000	49,890,208
1.33%, 8/18/10	12,600,000	12,667,889
0.23%, 9/10/10 (b)	30,000,000	30,014,161
1.45%, 9/10/10	77,425,000	77,936,291
3.13%, 10/25/10	33,305,000	33,963,012

		823,754,585

Federal National Mortgage Association – 4.3%
0.22%, 2/12/10 (b)	56,000,000	56,001,805
0.49%, 2/22/10 (a)	175,566,000	175,515,817
4.13%, 5/15/10	39,500,000	39,886,617
0.19%, 5/25/10 (a)	100,000,000	99,940,361
0.52%, 7/19/10 (a)	100,000,000	99,757,333
2.88%, 10/12/10	25,000,000	25,426,345

		496,528,278

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (COST $4,037,195,021)		4,037,195,021

U.S. Treasury Obligations – 0.4%
U.S. Treasury Bills – 0.4%
0.40%, 7/15/10, (a)	50,000,000	49,910,142

TOTAL U.S. TREASURY OBLIGATIONS (COST $49,910,142)		49,910,142

Repurchase Agreements – 65.5%
Bank of America Corp., purchased on 1/5/10, 0.12%, due on 2/05/10 with a maturity value of $250,025,833, collateralized by various U.S. Government and Government Agency Obligations, 3.00%-5.99%, 2/1/35-9/1/39, fair value $255,000,000.	250,000,000	250,000,000
Bank of America Corp., purchased on 1/20/10, 0.10%, due on 2/19/10 with a maturity value of $250,020,833, collateralized by various U.S. Government and Government Agency Obligations, 0.88%-4.13%, 5/31/11-8/31/12, fair value $255,000,034.	250,000,000	250,000,000
Barclays Capital Group, purchased on 1/29/10, 0.13%, due on 2/1/10 with a maturity value of $1,200,013,000, collateralized by various Corporate Obligations, 0.00%-3.25%, 7/30/10-12/28/12, fair value $1,224,000,000.	1,200,000,000	1,200,000,000
BNP Paribas, purchased on 1/29/10, 0.12%, due on 2/1/10 with a maturity value of $1,000,010,000, collateralized by various U.S. Government and Government Agency Obligations, 4.50%-6.00%, 8/1/36-12/1/39, fair value $1,020,000,000.	1,000,000,000	1,000,000,000
BNP Paribas, purchased on 1/5/10, 0.12%, due on 2/4/10 with a maturity value of $250,025,000., collateralized by various U.S. Government and Government Agency Obligations, 2.63-7.50%, 1/1/13-12/1/39, fair value $255,000,000.	250,000,000	250,000,000

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

BNP Paribas, purchased on 1/11/10, 0.09%, due on 2/11/10 with a maturity value of $250,019,375., collateralized by various U.S. Government and Government Agency Obligations, 1.94%-6.50%, 3/1/10-1/1/40, fair value $255,000,000.	250,000,000	250,000,000
Deutsche Bank, purchased on 1/29/10, 0.12%, due on 2/1/10 with a maturity value of $1,400,014,000. Collateralized by various U.S. Government and Government Agency Obligations, 3.31%-7.00%, 9/1/23-12/20/59, fair value $1,428,000,000.	1,400,000,000	1,400,000,000
Goldman Sachs, purchased on 1/29/10, 0.13%, due on 2/1/10 with a maturity value of $879,009,523, collateralized by various Corporate Obligations, 0.00%-2.38%, 3/11/11-12/19/12, fair value $896,580,000.	879,000,000	879,000,000
Greenwich Capital Markets, Inc., purchased on 1/29/10, 0.12%, due on 2/1/10 with a maturity value of $500,005,000, collateralized by various U.S. Government and Government Agency Obligations, 0.00%-3.63%, 6/30/10-8/15/19, fair value $510,002,626.	500,000,000	500,000,000
Greenwich Capital Markets, Inc., purchased on 1/14/10, 0.07%, due on 2/4/10 with a maturity value of $250,010.208, collateralized by various U.S. Government and Government Agency Obligations, 2.30%-5.93%, 8/1/30-1/1/40, fair value $255,001,377.	250,000,000	250,000,000
Greenwich Capital Markets, Inc., purchased on 1/19/10, 0.11%, due on 2/11/10 with a maturity value of $250, 017,569. Collateralized by various U.S. Government and Government Agency Obligations, 1.77%-5.70%, 8/1/27-2/1/40, fair value $255,002,254.	250,000,000	250,000,000
Greenwich Capital Markets, Inc., purchased on 1/26/10, 0.12%, due on 2/25/10 with a maturity value of $250,025,000, collateralized by various U.S. Government and Government Agency Obligations, 2.48%-5.18%, 8/1/35-1/1/40, fair value $255,000,174.	250,000,000	250,000,000
Morgan Stanley, purchased on 1/29/10, 0.12%, due on 2/1/10 with a maturity value of $500,005,000, collateralized by various U.S. Government and Government Agency Obligations, 2.78%-7.00%, 7/1/17-2/1/40, fair value $510,005,486.	500,000,000	500,000,000
Royal Bank of Canada, purchased on 1/29/10, 0.12%, due on 2/1/10 with a maturity value of $350,003,500, collateralized by various U.S. Government and Government Agency Obligations, 2.24%-6.50%, 1/1/16-12/1/39, fair value $357,000,000.	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (COST $7,579,000,000)		7,579,000,000

TOTAL INVESTMENTS (COST $11,666,105,163) — 100.8%		11,666,105,163

Percentages indicated are based on net assets of $11,572,445,448.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2010. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to schedules of portfolio investments.	HSBC INVESTOR FAMILY OF FUNDS

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Principal Amount ($)	Amortized Cost ($)

U.S. Treasury Obligations— 99.9%
U.S. Treasury Bills – 92.6%
0.12%, 2/4/10 (a)	905,000,000	904,996,097
0.21%, 2/11/10 (a)	479,800,000	479,787,146
0.14%, 2/18/10 (a)	473,300,000	473,285,154
0.09%, 2/25/10 (a)	550,000,000	549,983,112
0.13%, 3/4/10 (a)	375,000,000	374,976,753
0.12%, 3/11/10 (a)	505,100,000	505,047,696
0.03%, 3/18/10 (a)	455,900,000	455,879,513
0.06%, 3/25/10 (a)	197,000,000	196,984,140
0.30%, 4/1/10 (a)	25,000,000	24,987,708
0.06%, 4/22/10 (a)	150,000,000	149,981,668
0.36%, 6/10/10 (a)	75,000,000	74,908,580
0.36%, 6/17/10 (a)	225,000,000	224,709,159
0.17%, 6/24/10 (a)	25,000,000	24,983,615
0.24%, 7/15/10 (a)	25,000,000	24,973,009
0.14%, 7/22/10 (a)	25,000,000	24,983,375
0.28%, 8/26/10 (a)	10,000,000	9,983,863
0.37%, 10/21/10 (a)	138,800,000	138,425,755

		4,638,876,343

U.S. Treasury Notes – 7.3%
3.50%, 2/15/10	30,000,000	30,036,402
2.00%, 2/28/10	72,552,000	72,651,386
4.00%, 3/15/10	66,693,000	66,998,324
1.75%, 3/31/10	122,830,000	123,162,188
2.38%, 8/31/10	50,000,000	50,587,805
1.50%, 10/31/10	25,000,000	25,198,459

		368,634,564

Total U.S. Treasury Obligations (Cost $5,007,510,907)		5,007,510,907

TOTAL INVESTMENTS (COST $5,007,510,907) — 99.9%		5,007,510,907

Percentages indicated are based on net assets of $5,011,287,364.

(a)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Description	Shares	Value($)

Affiliated Investment Companies— 6.6%
HSBC Investor Mid-Cap Fund, Class I Shares	88,545	545,437
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	94,822	94,822

Total Affiliated Investment Companies		640,259

Affiliated Portfolios— 58.3%
HSBC Investor Growth Portfolio		2,134,798
HSBC Investor International Equity Portfolio		858,250
HSBC Investor Opportunity Portfolio		537,755
HSBC Investor Value Portfolio		2,168,781

Total Affiliated Portfolios		5,699,584

Unaffiliated Investment Companies— 28.7%
BlackRock Latin America Fund, Inc., Class I Shares	2,381	138,753
Cohen & Steers Institutional Global Realty Shares, Inc.	854	14,716
Delaware Emerging Markets Fund, Class I Shares	34,737	452,617
EII Global Property Fund, Institutional Shares	1,238	14,877
Franklin Total Return Fund, Advisor Shares	35,345	345,078
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	5,346	61,917
Goldman Sachs High Yield Fund, Institutional Shares	61,881	432,472
JPMorgan High Yield Fund, Select Shares	55,223	433,001
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	6,128	47,923
PIMCO Total Return Fund, Institutional Shares	17,002	186,530
Transamerica WMC Emerging Markets Fund, Class I Shares	55,621	678,580

Total Unaffiliated Investment Companies		2,806,464

Exchange Traded Funds— 6.2%
Consumer Staples Select Sector SPDR Fund	1,663	43,571
Health Care Select Sector SPDR Fund	1,594	49,876
PowerShares Global Listed Private Equity Portfolio ETF	45,267	406,498
SPDR S&P International Consumer Staples Sector ETF	1,383	38,060
SPDR S&P International Health Care Sector ETF	1,081	31,100
SPDR S&P International Telecommunications Sector ETF	1,009	22,528
Vanguard Telecommunication Services ETF	233	12,146

Total Exchange Traded Funds		603,779

TOTAL INVESTMENTS — 99.8%		9,750,086

Percentages indicated are based on net assets of $9,764,926.

(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

BALANCED STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Description	Shares	Value($)

Affiliated Investment Companies— 5.5%
HSBC Investor Mid-Cap Fund, Class I Shares	185,145	1,140,495
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	473,090	473,090

Total Affiliated Investment Companies		1,613,585

Affiliated Portfolios— 40.1%
HSBC Investor Growth Portfolio		4,485,813
HSBC Investor International Equity Portfolio		1,566,382
HSBC Investor Opportunity Portfolio		1,129,918
HSBC Investor Value Portfolio		4,556,830

Total Affiliated Portfolios		11,738,943

Unaffiliated Investment Companies— 49.4%
BlackRock Latin America Fund, Inc., Class I Shares	3,279	191,094
Cohen & Steers Institutional Global Realty Shares, Inc.	12,421	214,144
Delaware Emerging Markets Fund, Class I Shares	53,640	698,932
EII Global Property Fund, Institutional Shares	18,003	216,397
Franklin Total Return Fund, Advisor Shares	267,526	2,620,900
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	184,142	2,132,856
Goldman Sachs High Yield Fund, Institutional Shares	278,785	1,950,852
Highbridge Statistical Market Neutral Fund, Select Shares	10,380	164,206
JPMorgan High Yield Fund, Select Shares	249,328	1,954,979
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	236,185	1,846,965
PIMCO Total Return Fund, Institutional Shares	128,969	1,414,891
Transamerica WMC Emerging Markets Fund, Class I Shares	85,830	1,047,129

Total Unaffiliated Investment Companies		14,453,345

Exchange Traded Funds— 5.0%
Consumer Staples Select Sector SPDR Fund	4,892	128,170
Health Care Select Sector SPDR Fund	4,702	147,126
PowerShares Global Listed Private Equity Portfolio ETF	98,075	880,713
SPDR S&P International Consumer Staples Sector ETF	4,069	111,979
SPDR S&P International Health Care Sector ETF	3,176	91,374
SPDR S&P International Telecommunications Sector ETF	2,964	66,177
Vanguard Telecommunication Services ETF	687	35,813

Total Exchange Traded Funds		1,461,352

TOTAL INVESTMENTS — 100.0%		29,267,225

Percentages indicated are based on net assets of $29,271,901.

(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

MODERATE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Description	Shares	Value($)

Affiliated Investment Companies— 4.5%
HSBC Investor Mid-Cap Fund, Class I Shares	140,342	864,506
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	612,886	612,886

Total Affiliated Investment Companies		1,477,392

Affiliated Portfolios— 28.7%
HSBC Investor Growth Portfolio		3,401,652
HSBC Investor International Equity Portfolio		1,767,748
HSBC Investor Opportunity Portfolio		856,833
HSBC Investor Value Portfolio		3,455,560

Total Affiliated Portfolios		9,481,793

Unaffiliated Investment Companies— 63.8%
BlackRock Latin America Fund, Inc., Class I Shares	2,616	152,451
Cohen & Steers Institutional Global Realty Shares, Inc.	11,635	200,586
Delaware Emerging Markets Fund, Class I Shares	43,883	571,796
EII Global Property Fund, Institutional Shares	16,873	202,818
Franklin Total Return Fund, Advisor Shares	609,931	5,972,569
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	234,966	2,721,537
Goldman Sachs High Yield Fund, Institutional Shares	306,231	2,147,258
Highbridge Statistical Market Neutral Fund, Select Shares	32,697	517,261
JPMorgan High Yield Fund, Select Shares	274,024	2,148,620
Northern Institutional Diversified Assets Portfolio, Institutional Shares	9,554	9,554
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	303,862	2,376,203
PIMCO Total Return Fund, Institutional Shares	293,789	3,223,111
Transamerica WMC Emerging Markets Fund, Class I Shares	70,227	856,763

Total Unaffiliated Investment Companies		21,100,527

Exchange Traded Funds— 3.1%
Consumer Staples Select Sector SPDR Fund	4,095	107,289
Health Care Select Sector SPDR Fund	3,935	123,126
PowerShares Global Listed Private Equity Portfolio ETF	58,562	525,887
SPDR S&P International Consumer Staples Sector ETF	3,407	93,761
SPDR S&P International Health Care Sector ETF	2,664	76,643
SPDR S&P International Telecommunications Sector ETF	2,486	55,505
Vanguard Telecommunication Services ETF	576	30,027

Total Exchange Traded Funds		1,012,238

TOTAL INVESTMENTS — 100.1%		33,071,950

Percentages indicated are based on net assets of $33,055,025.

(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

Description	Shares	Value($)

Affiliated Investment Companies— 3.8%
HSBC Investor Mid-Cap Fund, Class I Shares	27,848	171,541
HSBC Investor Prime Money Market Fund, Class I Shares, 0.01%(a)	240,720	240,720

Total Affiliated Investment Companies		412,261

Affiliated Portfolios— 18.8%
HSBC Investor Growth Portfolio		674,617
HSBC Investor International Equity Portfolio		514,221
HSBC Investor Opportunity Portfolio		169,927
HSBC Investor Value Portfolio		685,296

Total Affiliated Portfolios		2,044,061

Unaffiliated Investment Companies— 76.0%
Cohen & Steers Institutional Global Realty Shares, Inc.	936	16,144
Delaware Emerging Markets Fund, Class I Shares	3,116	40,603
EII Global Property Fund, Institutional Shares	1,358	16,326
Franklin Total Return Fund, Advisor Shares	328,904	3,217,427
Goldman Sachs Emerging Markets Debt Fund, Class I Shares	73,405	850,228
Goldman Sachs High Yield Fund, Institutional Shares	90,706	637,659
Highbridge Statistical Market Neutral Fund, Select Shares	19,994	316,301
JPMorgan High Yield Fund, Select Shares	81,652	640,236
Northern Institutional Diversified Assets Portfolio, Institutional Shares	7,704	7,704
PIMCO Commodity RealReturn Strategy Fund, Institutional Shares	90,128	704,799
PIMCO Total Return Fund, Institutional Shares	158,626	1,740,261
Transamerica WMC Emerging Markets Fund, Class I Shares	4,996	60,952

Total Unaffiliated Investment Companies		8,248,640

Exchange Traded Funds— 1.3%
Consumer Staples Select Sector SPDR Fund	884	23,161
Health Care Select Sector SPDR Fund	849	26,565
PowerShares Global Listed Private Equity Portfolio ETF	3,621	32,516
SPDR S&P International Consumer Staples Sector ETF	736	20,255
SPDR S&P International Health Care Sector ETF	575	16,543
SPDR S&P International Telecommunications Sector ETF	537	11,990
Vanguard Telecommunication Services ETF	124	6,464

Total Exchange Traded Funds		137,494

TOTAL INVESTMENTS — 99.9%		10,842,456

Percentages indicated are based on net assets of $10,851,635.

(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipt

HSBC INVESTOR FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INVESTOR GROWTH PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.9%
Consumer Discretionary – 10.4%
Amazon.com, Inc. (a)	10,600	1,329,346
Carnival Corp. (a)	26,511	883,611
Expedia, Inc. (a)	31,400	672,274
Kohl’s Corp. (a)	20,100	1,012,437
O’Reilly Automotive, Inc. (a)	22,300	842,940
Priceline.com, Inc. (a)	10,800	2,109,780
Target Corp.	18,300	938,241
Urban Outfitters, Inc. (a)	26,100	823,977

		8,612,606

Consumer Staples – 3.3%
Costco Wholesale Corp.	21,100	1,211,773
PepsiCo, Inc.	14,800	882,376
Walgreen Co.	17,400	627,270

		2,721,419

Energy – 7.9%
FMC Technologies, Inc. (a)	13,800	733,746
Occidental Petroleum Corp.	11,200	877,408
Petroleo Brasileiro SA ADR	20,700	839,799
Schlumberger Ltd.	15,600	989,976
Southwestern Energy Co. (a)	52,100	2,234,048
Suncor Energy, Inc.	27,900	883,035

		6,558,012

Financials – 9.6%
BlackRock, Inc.	6,850	1,464,667
Goldman Sachs Group, Inc.	12,500	1,859,000
IntercontinentalExchange, Inc. (a)	7,700	735,196
Invesco Ltd.	37,700	727,610
JP Morgan Chase & Co.	61,000	2,375,340
The Charles Schwab Corp.	46,400	848,656

		8,010,469

Health Care – 11.6%
Baxter International, Inc.	27,000	1,554,930
Celgene Corp. (a)	22,400	1,271,872
Gilead Sciences, Inc. (a)	20,400	984,708
Medco Health Solutions, Inc. (a)	48,200	2,963,336
Mindray Medical International Ltd. ADR	17,500	610,225
Teva Pharmaceutical Industries Ltd. ADR	39,600	2,246,112

		9,631,183

Industrials – 10.4%
ABB Ltd. ADR	47,400	854,622
C.H. Robinson Worldwide, Inc.	13,200	747,516
Danaher Corp.	29,400	2,097,690
Deere & Co.	16,000	799,200
Fastenal Co.	10,100	418,948
Union Pacific Corp.	33,600	2,032,800
United Technologies Corp.	25,200	1,700,496

		8,651,272

Information Technology – 39.2%
Accenture plc, Class A	27,000	1,106,730
Adobe Systems, Inc. (a)	27,000	872,100
Apple, Inc. (a)	18,400	3,535,008
Baidu, Inc. ADR (a)	2,500	1,029,275
Cisco Systems, Inc. (a)	100,200	2,251,494
Cognizant Technology Solutions Corp. (a)	62,200	2,715,652
Equinix, Inc. (a)	15,100	1,453,073
Google, Inc., Class A (a)	4,930	2,610,041
Hewlett-Packard Co.	59,301	2,791,298
International Business Machines Corp.	7,300	893,447
Juniper Networks, Inc. (a)	53,700	1,333,371
Lam Research Corp. (a)	24,800	818,648
Linear Technology Corp.	27,400	715,140
Marvell Technology Group Ltd. (a)	57,400	1,000,482
MasterCard, Inc., Class A	5,000	1,249,500
Microsoft Corp.	51,500	1,451,270
Oracle Corp.	72,500	1,671,850
QUALCOMM, Inc.	40,200	1,575,438
Visa, Inc., Class A	36,600	3,002,298
Western Union Co.	28,000	519,120

		32,595,235

Materials – 4.7%
Cliffs Natural Resources, Inc.	20,900	834,955
Ecolab, Inc.	17,900	785,810
Freeport-McMoRan Copper & Gold, Inc.	12,000	800,280
Monsanto Co.	19,800	1,502,424

		3,923,469

Telecommunication Services – 0.8%
American Tower Corp., Class A (a)	16,400	696,180
TOTAL COMMON STOCKS (COST $72,365,828)		81,399,845

Investment Company – 0.8%
Northern Institutional Diversified Assets Portfolio - Class I Shares, 0.01% (b)	709,039	709,039

TOTAL INVESTMENT COMPANIES (COST $709,039)		709,039

TOTAL INVESTMENTS (COST $73,074,867) — 98.7%		82,108,884

Percentages indicated are based on net assets of $83,156,163.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

ADR	American Depositary Receipt

plc	Public Limited Company

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 97.0%
Australia – 5.2%
Australia & New Zealand Banking Group Ltd.	122,800	2,349,374
BHP Billiton Ltd.	36,500	1,268,546
Lend Lease Group	80,600	664,936
Macquarie Group Ltd.	18,300	805,142
National Australia Bank Ltd.	113,565	2,638,016
Tabcorp Holdings Ltd.	206,100	1,278,551
Telstra Corp. Ltd.	513,500	1,514,427

		10,518,992

Brazil – 0.4%
Banco Do Brasil SA	60,000	894,572

Canada – 3.6%
Industrial Alliance Insurance and Financial Services, Inc.	26,100	782,756
National Bank of Canada	26,600	1,406,142
Nexen, Inc.	78,725	1,723,997
Suncor Energy, Inc.	62,428	1,971,533
TELUS Corp.	19,700	590,816
WestJet Airlines Ltd. (a)	59,300	699,507

		7,174,751

Denmark – 2.0%
Carlsberg A/S, Class B	25,625	1,911,538
Danske Bank A/S (a)	84,800	2,014,643

		3,926,181

Finland – 2.0%
Nokia Oyj	296,400	4,066,668

France – 14.7%
BNP Paribas SA	60,698	4,335,483
Bouygues SA	10,100	497,164
Casino Guichard-Perrachon SA	17,000	1,394,675
Compagnie de Saint-Gobain	45,800	2,187,587
Credit Agricole SA	136,319	2,136,621
Electricite de France	42,900	2,305,702
France Telecom SA	113,600	2,604,166
Klepierre	27,300	1,016,859
Lagardere S.C.A.	46,400	1,797,655
Sanofi-Aventis	52,700	3,896,334
Societe Generale	57,481	3,325,232
Unibail-Rodamco	3,600	779,948
Vallourec SA	4,772	820,689
Vivendi	100,220	2,605,219

		29,703,334

Germany – 9.8%
Allianz SE	27,200	3,010,576
BASF AG	16,800	950,863
Bayer AG	45,800	3,134,116
Bayerische Motoren Werke AG	44,100	1,883,165
Deutsche Bank AG	44,700	2,726,687
Deutsche Post AG	96,870	1,686,908
Deutsche Telekom AG	54,100	703,969
E.ON AG	91,100	3,349,618
Metro AG	26,000	1,427,759
Muenchener Rueckversicherungs-Gesellschaft AG	5,100	767,491

		19,641,152

Hong Kong – 1.2%
Esprit Holdings Ltd.	186,177	1,311,564
New World Development Co. Ltd.	720,509	1,175,906

		2,487,470

India – 0.8%
State Bank of India GDR	17,600	1,571,042

Israel – 0.4%
Israel Chemicals Ltd.	64,100	832,497

Italy – 3.3%
ENI SpA	58,400	1,357,107
Telecom Italia RSP	920,000	1,068,508
Telecom Italia SpA	1,289,400	1,927,611
UniCredit SpA (a)	797,400	2,198,614

		6,551,840

Japan – 16.8%
AEON Co. Ltd.	81,200	806,282
Asahi Breweries Ltd.	73,000	1,416,468
ITOCHU Corp.	77,000	601,204
Japan Tobacco, Inc.	209	754,332
JFE Holdings, Inc.	20,400	709,439
KDDI Corp.	279	1,470,925
Kyocera Corp.	11,600	1,050,049
Mitsubishi Corp.	110,900	2,682,144
Mitsubishi Materials Corp. (a)	217,000	563,138
Mitsui & Co. Ltd.	149,000	2,191,923
Mitsui Fudosan Co. Ltd.	142,000	2,388,581
Murata Manufacturing Co. Ltd.	37,200	2,041,213
NAMCO BANDAI Holdings, Inc.	123,800	1,232,638
Nippon Mining Holdings, Inc.	187,000	805,394
Nippon Telegraph & Telephone Corp.	63,000	2,651,736
Nissan Motor Co. Ltd. (a)	371,400	3,019,546
Sharp Corp.	134,000	1,600,224
Sony Corp.	37,910	1,264,571
Sumitomo Mitsui Financial Group, Inc.	69,800	2,253,317
Sumitomo Realty & Development Co. Ltd.	27,000	478,517
The Furukawa Electric Co. Ltd.	123,000	593,993
The Tokyo Electric Power Co., Inc.	28,000	754,394
Toshiba Corp. (a)	441,000	2,409,951

		33,739,979

Kazakhstan – 0.4%
KazMunaiGas Exploration Production GDR	31,650	799,181

Netherlands – 3.8%
Koninklijke Ahold NV	223,020	2,802,044
Koninklijke DSM NV	43,000	2,003,861

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR INTERNATIONAL EQUITY PORTFOLIO
Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited) (continued)

	Shares	Value ($)

Common Stocks, continued
Netherlands, continued
Randstad Holding NV (a)	60,700	2,912,746

		7,718,651

New Zealand – 0.4%
Telecom Corp. of New Zealand Ltd.	432,800	708,721

Norway – 0.3%
StatoilHydro ASA	30,050	674,675

Russian Federation – 0.7%
JSC MMC Norilsk Nickel ADR (a)	39,139	601,838
LUKOIL ADR	16,550	905,065

		1,506,903

South Korea – 1.8%
Hynix Semiconductor, Inc. (a)	40,400	785,048
KB Financial Group, Inc. ADR (a)	35,779	1,529,194
Samsung Electronics Co. Ltd., Preferred	2,900	1,275,914

		3,590,156

Spain – 3.2%
Banco Santander SA	267,969	3,826,324
Telefonica SA	106,700	2,555,704

		6,382,028

Switzerland – 2.4%
Adecco SA, Registered	24,600	1,325,843
Novartis AG	63,940	3,422,711

		4,748,554

Taiwan – 1.0%
AU Optronics Corp.	1,134,030	1,245,681
Compal Electronics, Inc.	584,804	810,872

		2,056,553

Turkey – 0.6%
Turkiye Garanti Bankasi AS	308,700	1,295,018

United Kingdom – 22.2%
AstraZeneca plc	77,900	3,615,415
Aviva plc	154,591	946,642
BAE Systems plc	248,700	1,394,646
Barclays plc	366,500	1,566,241
BP plc	658,800	6,145,910
BT Group plc	302,740	660,613
GlaxoSmithKline plc	196,300	3,819,954
Marks & Spencer Group plc	191,700	1,061,230
Old Mutual plc (a)	1,161,500	1,914,702
Rio Tinto plc	23,100	1,126,342
Rolls-Royce Group plc	289,600	2,206,353
Royal Dutch Shell plc, A Shares	200,987	5,580,212
Thomas Cook Group plc	175,500	633,605
Travis Perkins plc (a)	65,900	769,548
Tui Travel plc	208,700	860,786
Vodafone Group plc	2,629,958	5,618,007
WPP plc	242,600	2,238,327
Wolseley plc (a)	96,200	2,116,237
Xstrata plc (a)	150,410	2,440,320

		44,715,090

TOTAL COMMON STOCKS (COST $209,223,935)		195,304,008

Investment Company – 1.0%
Northern Institutional Diversified Assets Portfolio - Class I Shares, 0.01% (b)	2,079,820	2,079,820

TOTAL INVESTMENT COMPANIES (COST $2,079,820)		2,079,820

TOTAL INVESTMENTS (COST $211,303,755) — 98.0%		197,383,828

Percentages indicated are based on net assets of $201,402,636.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

The Portfolio invested, as a percentage of net assets, in the following industries, as of January 31, 2010:

Industry	Percent of Net Assets
Aerospace/Defense	1.8%
Automotive	2.4%
Banking & Financial Services	19.6%
Breweries	1.6%
Building & Construction	1.3%
Cash & Cash Equivalents	1.0%
Chemicals	1.9%
Computers	0.4%
Distribution	1.1%
Drugs - Medical	7.3%
Electrical	4.0%
Electronic Components & Semiconductors	3.8%
Food & Retail	0.7%
Gambling and Entertainment	0.6%
Human Resources	2.1%
Import/Export	1.4%
Insurance	3.4%
Manufacturing	4.9%
Metals & Mining	3.8%
Multimedia	2.4%
Oil & Gas	10.0%
Publishing	0.9%
Real Estate	3.2%
Retail	4.1%
Telecommunications	12.9%
Tobacco	0.4%
Transportation Services	1.0%
Total Investments	98.0%

At January 31, 2010 the portfolio’s open foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount (Local Currency)	Contract Value (U.S. Dollar) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

SHORT CONTRACTS
British Sterling Pound	2/1/2010	152,000	245,358	242,943	2,415
European Euro	2/1/2010	409,000	571,455	567,000	4,455
Norwegian Krone	2/1/2010	7,075,000	1,201,250	1,195,041	6,209

					13,079
LONG CONTRACTS
Japanese Yen	2/2/2010	41,600	460,687	460,942	255

					255

See notes to schedules of portfolio investments.	HSBC INVESTOR PORTFOLIOS

HSBC INVESTOR OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 96.7%
Consumer Discretionary – 11.0%
American Eagle Outfitters, Inc.	139,650	2,219,039
Ctrip.com International Ltd. ADR (a)	54,500	1,705,305
DeVry, Inc.	32,450	1,981,397
Discovery Communications, Inc., Class A (a)	50,800	1,506,728
Gentex Corp.	69,300	1,328,481
Hibbett Sports, Inc. (a)	84,350	1,789,907
O’Reilly Automotive, Inc. (a)	45,700	1,727,460
Scientific Games Corp., Class A (a)	98,700	1,389,696

		13,648,013

Consumer Staples – 3.5%
Church & Dwight Co., Inc.	34,600	2,086,034
Ralcorp Holdings, Inc. (a)	36,800	2,274,240

		4,360,274

Energy – 11.5%
Consol Energy, Inc.	59,400	2,768,634
Denbury Resources, Inc. (a)	150,300	2,036,565
Ensco International plc ADR	59,700	2,330,091
Exterran Holdings, Inc. (a)	103,100	2,090,868
Massey Energy Co.	131,850	5,078,862

		14,305,020

Financials – 4.5%
First Horizon National Corp. (a)	175,355	2,270,846
MSCI, Inc., Class A (a)	37,600	1,111,456
Waddell & Reed Financial, Inc., Class A	70,400	2,205,632

		5,587,934

Health Care – 25.0%
Alexion Pharmaceuticals, Inc. (a)	95,350	4,421,379
Charles River Laboratories International, Inc. (a)	48,300	1,755,222
DaVita, Inc. (a)	50,500	3,017,880
Elan Corp. plc ADR (a)	281,400	2,096,430
IDEXX Laboratories, Inc. (a)	54,100	2,839,709
Illumina, Inc. (a)	34,300	1,258,467
Life Technologies Corp. (a)	48,600	2,415,906
MEDNAX, Inc. (a)	25,037	1,423,604
Mettler-Toledo International, Inc. (a)	39,050	3,806,204
OSI Pharmaceuticals, Inc. (a)	77,400	2,648,628
Santarus, Inc. (a)	192,300	909,579
Shire plc ADR	63,350	3,775,660
Skilled Healthcare Group, Inc., Class A (a)	106,800	698,472

		31,067,140

Industrials – 13.6%
AMETEK, Inc.	57,500	2,095,300
BE Aerospace, Inc. (a)	148,500	3,330,855
Crane Co.	44,900	1,370,348
IDEX Corp.	77,400	2,184,228
Joy Global, Inc.	28,350	1,296,729
Landstar System, Inc.	48,600	1,763,694
Navigant Consulting, Inc. (a)	129,650	1,758,054
Waste Connections, Inc. (a)	37,900	1,219,243
WESCO International, Inc. (a)	68,100	1,887,732

		16,906,183

Information Technology – 22.4%
Alliance Data Systems Corp. (a)	29,500	1,754,070
Altera Corp.	61,600	1,313,312
BMC Software, Inc. (a)	51,250	1,980,300
Brocade Communications Systems, Inc. (a)	176,100	1,209,807
Check Point Software Technologies Ltd. (a)	101,250	3,237,975
Citrix Systems, Inc. (a)	30,800	1,279,740
Comverse Technology, Inc. (a)	209,600	1,993,296
LSI Corp. (a)	334,500	1,669,155
Maxim Integrated Products, Inc.	64,450	1,126,586
Novellus Systems, Inc. (a)	85,850	1,794,265
Nuance Communications, Inc. (a)	207,050	3,109,891
Polycom, Inc. (a)	81,700	1,832,531
Salesforce.com, Inc. (a)	24,350	1,547,443
VeriFone Holdings, Inc. (a)	110,150	1,959,568
VeriSign, Inc. (a)	84,400	1,933,604

		27,741,543

Materials – 3.3%
Celanese Corp., Series A	71,500	2,080,650
Crown Holdings, Inc. (a)	85,800	2,042,898

		4,123,548

Telecommunication Services – 1.9%
NII Holdings, Inc. (a)	70,000	2,291,800

TOTAL COMMON STOCKS (COST $112,334,686)		120,031,455

Investment Companies – 2.5%
Northern Institutional Government Select Portfolio, 0.01%, Shares Class (b)	3,138,013	3,138,013

TOTAL INVESTMENT COMPANIES (COST $3,138,013)		3,138,013

TOTAL INVESTMENTS (COST $115,472,699) — 99.2%		123,169,468

Percentages indicated are based on net assets of $124,136,428.

ADR	American Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC INVESTOR VALUE PORTFOLIO

Schedule of Portfolio Investments - As of January 31, 2010 (Unaudited)

	Shares	Value ($)

Common Stocks – 98.5%
Consumer Discretionary – 6.2%
CBS Corp., Class B	24,450	316,138
Comcast Corp., Class A	31,600	478,424
Viacom, Inc., Class B (a)	70,000	2,039,800

		2,834,362

Consumer Staples – 8.0%
CVS Caremark Corp.	25,900	838,383
Kimberly-Clark Corp.	19,900	1,181,861
Kroger Co. (The)	28,200	604,326
Philip Morris International, Inc.	22,600	1,028,526

		3,653,096

Energy – 16.7%
Apache Corp.	19,400	1,916,138
Canadian Natural Resources Ltd.	16,000	1,020,960
ConocoPhillips	18,071	867,408
Halliburton Co.	21,500	628,015
Hess Corp.	12,100	699,259
Noble Energy, Inc.	22,500	1,663,650
Talisman Energy, Inc.	46,600	772,162

		7,567,592

Financials – 22.1%
Aon Corp.	38,500	1,497,650
Citigroup, Inc. (a)	446,700	1,483,044
Genworth Financial, Inc., Class A (a)	55,500	768,120
JP Morgan Chase & Co.	27,550	1,072,797
Loews Corp.	41,240	1,475,155
MetLife, Inc.	42,000	1,483,440
The Hartford Financial Services Group, Inc.	43,900	1,053,161
Wells Fargo & Co.	42,700	1,213,961

		10,047,328

Health Care – 11.5%
Aetna, Inc.	20,800	623,376
Amgen, Inc. (a)	33,700	1,970,776
Merck & Co., Inc.	37,600	1,435,568
Sanofi-Aventis ADR	33,000	1,214,730

		5,244,450

Industrials – 11.4%
Ingersoll-Rand plc	23,900	775,794
Lockheed Martin Corp.	18,400	1,371,168
Pitney Bowes, Inc.	49,300	1,031,356
Raytheon Co.	22,700	1,190,161
Union Pacific Corp.	13,000	786,500

		5,154,979

Information Technology – 9.9%
CA, Inc.	101,200	2,230,448
Microsoft Corp.	21,700	611,506
Motorola, Inc. (a)	270,000	1,660,500

		4,502,454

Materials – 7.9%
AngloGold Ashanti Ltd. ADR	40,727	1,453,547
Barrick Gold Corp.	48,000	1,671,360
The Mosaic Co.	8,600	460,186

		3,585,093

Telecommunication Services – 3.0%
AT&T, Inc.	26,600	674,576

Verizon Communications, Inc.	22,700	667,834

		1,342,410

Utilities – 1.8%
NRG Energy, Inc. (a)	33,800	814,918
TOTAL COMMON STOCKS (COST $46,607,138)		44,746,682

Investment Companies – 1.7%
Northern Institutional Government Select Portfolio, 0.01%, Shares Class (b)	792,742	792,742

TOTAL INVESTMENT COMPANIES (COST $792,742)		792,742

TOTAL INVESTMENTS (COST $47,399,880) — 100.2%		45,539,424

Percentages indicated are based on net assets of $45,452,424.

ADR	American Depositary Receipt

plc	Public Limited Company

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2010.

HSBC INVESTOR PORTFOLIOS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments (Unaudited)	January 31, 2010

1. Organization:

          The HSBC Investor Funds (the “Trust”), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of January 31, 2010, the Trust is comprised of 15 separate operational funds. The accompanying Schedules of Portfolio Investments (“Schedules”) are presented for the following funds (individually a “Fund”, collectively the “Funds”) of the Trust. Each Fund of the Trust is a diversified fund under the Act. Each Fund is a part of the HSBC Investor Family of Funds:

Fund	Short Name

HSBC Investor Growth Fund	Growth Fund
HSBC Investor Opportunity Fund	Opportunity Fund
HSBC Investor Overseas Equity Fund	Overseas Equity Fund
HSBC Investor Value Fund	Value Fund
(Individually a “Feeder Fund”, collectively the “Feeder Funds”)

Aggressive Strategy Fund (formerly HSBC Investor Aggressive Growth Strategy Fund)	Aggressive Fund
Balanced Strategy Fund (formerly HSBC Investor Growth Strategy Fund)	Balanced Fund
Moderate Strategy Fund (formerly HSBC Investor Moderate Growth Strategy Fund)	Moderate Fund
Conservative Strategy Fund (formerly HSBC Investor Conservative Growth Strategy Fund)	Conservative Fund
(Individually a “World Selection Fund”, collectively the “World Selection Funds”)

HSBC Investor Mid-Cap Fund	Mid-Cap Fund
(Individually a “Variable Direct Fund”)

HSBC Investor California Tax-Free Money Market Fund	California Tax-Free Money Market Fund
HSBC Investor New York Tax-Free Money Market Fund	N.Y. Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund	Prime Money Market Fund
HSBC Investor Tax-Free Money Market Fund	Tax-Free Money Market Fund
HSBC Investor U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC Investor U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a “Money Market Fund”, collectively the “Money Market Funds”)

          The Feeder Funds, World Selection Funds, Variable Direct Fund and Money Market Funds are collectively referred to as the “Funds.”

          The HSBC Investor Portfolios (the “Portfolio Trust”), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (individually a “Portfolio”, collectively the “Portfolios”):

Portfolio	Short Name

HSBC Investor Growth Portfolio	Growth Portfolio
HSBC Investor International Equity Portfolio	International Equity Portfolio
HSBC Investor Opportunity Portfolio	Opportunity Portfolio
HSBC Investor Value Portfolio	Value Portfolio

          The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

Feeder Fund	Respective Portfolio	Proportionate Interest on January 31, 2010

Growth Fund	Growth Portfolio	69.0%
Opportunity Fund	Opportunity Portfolio	9.0%
Overseas Equity Fund	International Equity Portfolio	3.2%
Value Fund	Value Portfolio	66.3%

          The Portfolios are a diversified series of the Portfolio Trust and are part of the HSBC Investor Family of Funds, and like each Feeder Fund, are open end management investment companies. The Portfolios’ Schedules of Portfolio Investments (“Schedules”) are published separately and should be read in conjunction with the Schedules of the Feeder Funds and the World Selection Funds.

          Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Adviser”) (the “Affiliated Underlying Funds”) or other investment advisers, or exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each Fund may also purchase and hold exchange-traded notes (“ETNs”). The Underlying Funds may include private equity funds and real estate funds that are organized as mutual funds or Exchange Traded Funds (“ETFs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

          Under the Trust and Portfolio Trust organizational documents, the Trust and Portfolio Trust officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds and Portfolios. In addition, in the normal course of business, the Trust and Portfolio Trust enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trust and Portfolio Trust expect that risk of loss to be remote.

Significant Accounting Policies:

          The following is a summary of the significant accounting policies followed by the Funds and the Portfolios in the preparation of their Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

          The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

A. Variable Direct Fund

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Funds’ Board of Trustees (“Trustees”). In addition, specific securities may need to be valued pursuant to procedures adopted by the Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds and World Selection Funds

          The Feeder Funds and World Selection Funds record their investments in their respective Portfolios at fair value. The World Selection Funds record their investments in the Unaffiliated Underlying Funds, ETNs and ETFs at the net asset value reported by the funds. The underlying securities of the Portfolios and Prime Money Market Fund are recorded at fair value and at amortized cost, respectively, as more fully discussed below.

C. Portfolios

          Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Portfolios’ Board of Trustees. In addition, specific securities may need to be valued pursuant to procedures adopted by the Portfolios’ Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios’ net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Portfolios’ Board of Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When the International Equity Portfolio uses such a valuation model, the value assigned to the International Equity Portfolio’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

          Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange. Foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange.

D. Money Market Funds

          Investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Restricted and Illiquid Securities:

          A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act’’) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the investment manager based on procedures established by the Board of Trustees of the Trust and the Portfolio Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2010, the Prime Money Market Fund held the following restricted and illiquid securities representing 0.9% of the Fund’s net assets:

Security Name	Acquisition Date	Acquisition Cost ($)	Principal Amount ($)	Value ($)

Prime Money Market Fund
Goldman Sachs Group L.P., 0.33%, 3/2/10	12/1/09	100,000,000	100,000,000	100,000,000

Repurchase Agreements:

          The Funds (except the U.S. Treasury Money Market Fund) and Portfolios may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ or the Portfolios’ Custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Investment Transactions:

A. Variable Direct Funds, Portfolios and Money Market Funds

          Investment transactions are accounted for no later than one business day following trade date. For financial reporting purposes, changes in holdings are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and included, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

B. Feeder Funds and World Selection Funds

          The Feeder Funds and World Selection Funds record daily their pro-rata income, expenses and realized and unrealized gains and losses derived from their respective Portfolio. Changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs for each World Selection Fund are reflected no later than the first business day following trade date. For financial reporting purposes changes in holdings of the Affiliated Underlying Funds, Unaffiliated Underlying Funds, ETNs and ETFs are reflected as of trade date. In addition, the Feeder Funds and World Selection Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

          The accounting records of the International Equity Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The International Equity Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Derivative Instruments:

          All open derivative positions at period end are reflected on the applicable Variable Direct Fund and Portfolio’s Schedules. The following is a description of the derivative instruments utilized by the Variable Direct Fund and Portfolios, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Exchange Contracts:

          The International Equity Portfolio enters into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the International Equity Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.

Futures Contracts:

A. Variable Direct Fund and Portfolios

          The Variable Direct Fund and the Portfolios may invest in futures contracts. The Variable Direct Fund and the Portfolios use futures contracts to hedge existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions.

          Upon entering into futures contracts, the Variable Direct Fund or Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis. Should market conditions move unexpectedly, the Variable Direct Fund and the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Variable Direct Fund or Portfolios and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2010, the Variable Direct Fund or Portfolios did not invest in futures contracts.

Options:

          The Variable Direct Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is “covered’’ if the Fund owns the underlying securities covered by the call. The Variable Direct Fund writes options for the purpose of attempting to increase its return and for hedging purposes. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss. As of January 31, 2010, the Variable Direct Fund did not write any covered call options.

3. Federal Income Tax Information:

At January 31, 2010, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation, were as follows:

Fund	Tax Cost of Securities ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Mid-Cap Fund	15,159,207	1,836,444	(585,179)	1,251,265
California Tax-Free Money Market Fund	79,343,335	-	-	-
Prime Money Market Fund	11,086,384,991	-	-	-
New York Tax-Free Money Market Fund	683,102,223	-	-	-
Tax-Free Money Market Fund	182,509,746	-	-	-
U.S. Government Money Market Fund	11,666,105,163	-	-	-
U.S. Treasury Money Market Fund	5,007,515,323	-	(4,416)	(4,416)
Aggressive Strategy Fund	4,263,488	8,962	(221,948)	(212,986)
Balanced Strategy Fund	17,839,652	280,088	(591,458)	(311,370)
Moderate Strategy Fund	23,446,985	695,145	(551,973)	143,172
Conservative Strategy Fund	8,617,398	285,190	(104,193)	180,997
Growth Portfolio	55,610,679	29,169,716	(2,671,511)	26,498,205
International Equity Portfolio	212,164,364	14,420,158	(29,200,694)	(14,780,536)
Opportunity Portfolio	118,269,223	16,689,076	(11,788,831)	4,900,245
Value Portfolio	30,133,941	22,461,393	(7,055,910)	15,405,483

4. Investment Valuation Summary

          The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

          The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

          The following is a summary of the valuation inputs used as of January 31, 2010 in valuing the Funds’ investments based upon the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total

California Tax-Free Money Market Fund
Investment Securities:
Commercial Paper and Notes	$-	$20,600,000	$-	$20,600,000
Municipal Bonds	-	5,353,755	-	5,353,755
Variable Rate Demand Notes	-	52,570,000	-	52,570,000
Investment Companies	819,580	-	-	819,580

Total Investment Securities	$819,580	$78,523,755	$-	$79,343,335

New York Tax-Free Money Market Fund
Investment Securities:
Tax-Free Notes and Commercial Paper	$-	$68,500,000	$-	$68,500,000
Variable Rate Demand Notes	-	587,449,000	-	587,449,000
Municipal Bonds	-	19,807,535	-	19,807,535
Investment Companies	7,345,688	-	-	7,345,688

Total Investment Securities	$7,345,688	$675,756,535	$-	$683,102,223

Prime Money Market Fund Fund
Investment Securities:
Certificates of Deposit	$-	$3,286,211,122	$-	$3,286,211,122
Corporate Obligations	-	426,000,000	-	426,000,000
Commercial Paper and Notes	-	4,498,727,233	-	4,498,727,233
Municipal Bonds	-	167,255,000	-	167,255,000
Repurchase Agreements	-	371,000,000	-	371,000,000
Variable Rate Demand Notes	-	398,815,000	-	398,815,000
Time Deposits	-	1,003,254,035	-	1,003,254,035
U.S. Government and Government Agency Obligations	-	635,565,112	-	635,565,112
U.S. Treasury Obligations	-	299,557,489	-	299,557,489

Total Investment Securities	$-	$11,086,384,991	$-	$11,086,384,991

Tax-Free Money Market Fund
Investment Securities:
Commercial Paper and Notes	$-	$42,765,000	$-	$42,765,000
Municipal Bonds	-	86,519,342	-	86,519,342
Variable Rate Demand Notes	-	48,104,965	-	48,104,965
Investment Companies	5,120,439	-	-	5,120,439

Total Investment Securities	$5,120,439	$177,389,307	$-	$182,509,746

U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	$-	$4,037,195,021	$-	$4,037,195,021
U.S. Treasury Obligations	-	49,910,142	-	49,910,142
Repurchase Agreements	-	7,579,000,000	-	7,579,000,000

Total Investment Securities	$-	$11,666,105,163	$-	$11,666,105,163

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	$-	$5,007,510,907	$-	$5,007,510,907

Total Investment Securities	$-	$5,007,510,907	$-	$5,007,510,907

Growth Fund
Investment Securities:
Affiliated Investment Companies	$-	$57,397,409	$-	$57,397,409

Total Investment Securities	$-	$57,397,409	$-	$57,397,409

Mid-Cap Fund
Investment Securities:
Common Stocks+	$15,675,921	$-	$-	$15,675,921
Investment Companies	734,551	-	-	734,551

Total Investment Securities	$16,410,472	$-	$-	$16,410,472

Opportunity Fund
Investment Securities:
Affiliated Investment Companies	$-	$11,226,862	$-	$11,226,862

Total Investment Securities	$-	$11,226,862	$-	$11,226,862

Overseas Equity Fund
Investment Securities:
Affiliated Investment Companies	$-	$6,366,274	$-	$6,366,274

Total Investment Securities	$-	$6,366,274	$-	$6,366,274

Value Fund
Investment Securities:
Affiliated Investment Companies	$-	$30,149,403	$-	$30,149,403

Total Investment Securities	$-	$30,149,403	$-	$30,149,403

Aggressive Strategy Fund
Investment Companies:
Affiliated Investment Companies	$640,259	$-	$-	$640,259
Affiliated Porfolios	-	5,699,584	-	5,699,584
Unaffiliated Investment Companies	2,806,464	-	-	2,806,464
Exchange Traded Funds	603,779	-	-	603,779

Total Investment Companies	$4,050,502	$5,699,584	$-	$9,750,086

Balanced Strategy Fund
Investment Companies:
Affiliated Investment Companies	$1,613,585	$-	$-	$1,613,585
Affiliated Porfolios	-	11,738,943	-	11,738,943
Unaffiliated Investment Companies	14,453,345	-	-	14,453,345
Exchange Traded Funds	1,461,352	-	-	1,461,352

Total Investment Companies	$17,528,282	$11,738,943	$-	$29,267,225

Moderate Strategy Fund
Investment Companies:
Affiliated Investment Companies	$1,477,392	$-	$-	$1,477,392
Affiliated Porfolios	-	9,481,793	-	9,481,793
Unaffiliated Investment Companies	21,100,527	-	-	21,100,527
Exchange Traded Funds	1,012,238	-	-	1,012,238

Total Investment Companies	$23,590,157	$9,481,793	$-	$33,071,950

Conservative Strategy Fund
Investment Companies:
Affiliated Investment Companies	$412,261	$-	$-	$412,261
Affiliated Porfolios	-	2,044,061	-	2,044,061
Unaffiliated Investment Companies	8,248,640	-	-	8,248,640
Exchange Traded Funds	137,494	-	-	137,494

Total Investment Companies	$8,798,395	$2,044,061	$-	$10,842,456

Growth Portfolio
Investment Securities:
Common Stocks+	$81,399,845	$-	$-	$81,399,845
Investment Companies	709,039	-	-	709,039

Total Investment Securities	$82,108,884	$-	$-	$82,108,884

International Equity Portfolio
Investment Securities:
Common Stocks:(a)
Brazil	$894,572	$-	$-	$894,572
Canada	7,174,751	-	-	7,174,751
South Korea	1,529,194	2,060,962	-	3,590,156
Spain	3,826,324	2,555,704	-	6,382,028
All other Common Stocks+	-	177,262,501		177,262,501
Investment Companies	2,079,820	-	-	2,079,820

Total Investment Securities	15,504,661	181,879,167	-	197,383,828

Other Financial Instruments*	-	13,334	-	13,334

Total Investments	$15,504,661	$181,892,501	$-	$197,397,162

Opportunity Portfolio
Investment Securities:
Common Stocks+	$120,031,455	$-	$-	$120,031,455
Investment Companies	3,138,013	-	-	3,138,013

Total Investment Securities	$123,169,468	$-	$-	$123,169,468

Value Portfolio
Investment Securities:
Common Stocks+	$44,746,682	$-	$-	$44,746,682
Investment Companies	792,742	-	-	792,742

Total Investment Securities	$45,539,424	$-	$-	$45,539,424

* Other financial instruments would include any derivative instruments, such as any currency contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.
(+)	For detailed industry or country descriptions, see the accompanying Schedules of Portfolio Investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Investor Funds

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 22, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Fabietti

Richard A. Fabietti, President

Date	March 22, 2010

By (Signature and Title)*	/s/ Martin R. Dean

Martin R. Dean, Treasurer

Date	March 22, 2010

* Print the name and title of each signing officer under his or her signature.